UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Fidelity® Convertible Securities Fund

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Board Approval of	28
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,092.60	$ 4.33
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.79	$ 4.18

* Expenses are equal to the Fund’s annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

5 Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
El Paso Corp. 4.99%	8.6	5.1
Vishay Intertechnology, Inc. 3.625% 8/1/23	4.2	4.4
Halliburton Co. 3.125% 7/15/23	3.9	3.9
Celanese Corp. 4.25%	3.1	3.2
Valero Energy Corp. 2.00%	2.9	2.6
Celanese Corp. Class A	2.7	2.7
Tyco International Group SA 3.125% 1/15/23	2.5	3.0
Six Flags, Inc. 4.5% 5/15/15	2.0	2.1
Teekay Shipping Corp.	1.6	0.0
Quicksilver Resources, Inc. 1.875% 11/1/24	1.6	2.0
	33.1
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Energy	26.8	23.0
Information Technology	22.7	16.3
Industrials	11.4	10.2
Consumer Discretionary	10.8	13.0
Materials	9.6	9.8

Semiannual Report 6

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 60.0%
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Convertible Bonds – 59.5%

CONSUMER DISCRETIONARY – 6.3%
Hotels, Restaurants & Leisure 2.5%
Six Flags, Inc. 4.5% 5/15/15	$ 27,700	$ 40,996
WMS Industries, Inc.:
2.75% 7/15/10 (h)	4,000	5,670
2.75% 7/15/10	2,800	3,969
		50,635
Leisure Equipment & Products – 0.3%
Eastman Kodak Co. 3.375% 10/15/33 (h)	5,800	5,771
Media – 2.9%
Charter Communications, Inc.:
5.875% 11/16/09 (h)	11,300	8,194
5.875% 11/16/09	30,840	22,362
Lamar Advertising Co. 2.875% 12/31/10	8,200	9,806
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09	400	316
XM Satellite Radio, Inc. 1.75% 12/1/09 (h)	23,300	18,435
		59,113
Specialty Retail – 0.6%
United Auto Group, Inc. 3.5% 4/1/26 (h)	10,000	10,727

TOTAL CONSUMER DISCRETIONARY		126,246

CONSUMER STAPLES 0.3%
Food & Staples Retailing – 0.3%
Nash-Finch Co. 1.6314% 3/15/35 (f)	18,480	7,017

ENERGY 7.7%
Energy Equipment & Services – 5.2%
Grey Wolf, Inc. 4.94% 4/1/24 (i)	3,880	5,473
Halliburton Co. 3.125% 7/15/23	39,400	79,447
Maverick Tube Corp.:
1.875% 11/15/25 (h)	3,000	4,065
1.875% 11/15/25	7,000	9,485
Oil States International, Inc. 2.375% 7/1/25 (h)	4,500	5,861
		104,331
Oil, Gas & Consumable Fuels – 2.5%
McMoRan Exploration Co.:
6% 7/2/08 (h)	1,000	1,299

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Convertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
McMoRan Exploration Co.: – continued
6% 7/2/08	$ 12,900	$ 16,756
Quicksilver Resources, Inc. 1.875% 11/1/24 (h)	24,500	33,028
		51,083

TOTAL ENERGY		155,414

FINANCIALS – 2.3%
Consumer Finance – 2.3%
American Express Co.:
1.85% 12/1/33 (f)(h)	31,800	32,954
1.85% 12/1/33 (f)	12,600	13,057
		46,011

HEALTH CARE – 6.4%
Biotechnology – 2.1%
Amgen, Inc. 0.375% 2/1/13 (h)	25,000	23,934
BioMarin Pharmaceutical, Inc. 2.5% 3/29/13	2,510	2,618
Protein Design Labs, Inc. 2% 2/15/12 (h)	15,500	16,238
		42,790
Health Care Equipment & Supplies – 1.2%
Bausch & Lomb, Inc. 4.704% 8/1/23 (i)	10,000	11,716
Cooper Companies, Inc. 2.625% 7/1/23	10,000	11,788
		23,504
Life Sciences Tools & Services – 1.9%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (h)	15,600	25,687
2.5% 10/1/23	7,400	12,185
		37,872
Pharmaceuticals – 1.2%
Roche Holdings, Inc. 0% 7/25/21 (h)	30,000	25,218

TOTAL HEALTH CARE		129,384

INDUSTRIALS – 9.1%
Aerospace & Defense – 0.1%
AAR Corp. 1.75% 2/1/26 (h)	2,500	2,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Convertible Bonds continued

INDUSTRIALS – continued
Airlines – 2.0%
AirTran Holdings, Inc. 7% 7/1/23	$ 10,000	$ 13,775
US Airways Group, Inc. 7% 9/30/20 (h)	12,160	26,589
		40,364
Commercial Services & Supplies – 0.7%
FTI Consulting, Inc. 3.75% 7/15/12 (h)	11,995	13,287
Construction & Engineering – 1.6%
Fluor Corp. 1.5% 2/15/24	15,700	25,153
Quanta Services, Inc. 3.75% 4/30/26 (h)	7,000	7,156
		32,309
Electrical Equipment – 0.6%
C&D Technologies, Inc. 5.25% 11/1/25 (h)	4,400	4,577
GrafTech International Ltd. 1.625% 1/15/24	11,280	8,601
		13,178
Industrial Conglomerates – 3.2%
Tyco International Group SA:
3.125% 1/15/23 (h)	39,900	50,944
yankee 3.125% 1/15/23	10,100	12,896
		63,840
Marine – 0.9%
OMI Corp. 2.875% 12/1/24	20,400	18,091

TOTAL INDUSTRIALS		183,595

INFORMATION TECHNOLOGY – 20.5%
Communications Equipment – 4.4%
AudioCodes Ltd. 2% 11/9/24 (h)	10,000	9,249
CIENA Corp. 0.25% 5/1/13	2,650	2,423
Comverse Technology, Inc. 0% 5/15/23	11,800	15,503
Finisar Corp. 2.5% 10/15/10	10,760	15,279
JDS Uniphase Corp. 1% 5/15/26 (h)	15,000	15,206
Juniper Networks, Inc. 0% 6/15/08	30,900	31,045
		88,705
Computers & Peripherals – 2.7%
Hutchinson Technology, Inc. 2.25% 3/15/10	7,000	6,635
Maxtor Corp.:
2.375% 8/15/12 (h)	10,000	14,700

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value (Note 1)
	(000s)(d)	(000s)
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Maxtor Corp.: – continued
6.8% 4/30/10	$ 15,000	$ 16,532
SanDisk Corp. 1% 5/15/13	17,000	16,023
		53,890
Electronic Equipment & Instruments – 6.1%
Coherent, Inc. 2.75% 3/1/11 (h)	1,890	2,028
Flextronics International Ltd. 1% 8/1/10	33,080	31,386
Merix Corp. 4% 5/15/13 (h)	7,000	6,475
Vishay Intertechnology, Inc. 3.625% 8/1/23	80,700	84,235
		124,124
Internet Software & Services – 0.7%
aQuantive, Inc. 2.25% 8/15/24	7,150	14,372
IT Services – 1.9%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (h)	12,300	16,171
4.125% 8/15/23	16,800	22,087
		38,258
Semiconductors & Semiconductor Equipment – 4.7%
Amkor Technology, Inc.:
2.5% 5/15/11 (h)	5,000	4,624
5% 3/15/07	9,800	9,616
EMCORE Corp. 5% 5/15/11	9,000	11,903
Intel Corp.:
2.95% 12/15/35 (h)	10,000	8,192
2.95% 12/15/35	28,000	23,224
ON Semiconductor Corp.:
0% 4/15/24	29,500	24,814
1.875% 12/15/25 (h)	3,750	3,964
Photronics, Inc. 2.25% 4/15/08	7,000	8,356
		94,693

TOTAL INFORMATION TECHNOLOGY		414,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Corporate Bonds continued
		Principal Amount	Value (Note 1)
		(000s)(d)	(000s)
Convertible Bonds continued

MATERIALS 1.0%
Metals & Mining – 1.0%
Alamos Gold, Inc. 5.5% 2/15/10 (h)	CAD	10,250	$ 16,102
Coeur d’Alene Mines Corp. 1.25% 1/15/24		$ 4,600	4,190
			20,292

TELECOMMUNICATION SERVICES – 5.2%
Diversified Telecommunication Services – 0.9%
Broadwing Corp. 3.125% 5/15/26 (h)		12,000	11,670
Time Warner Telecom, Inc. 2.375% 4/1/26		6,000	6,315
			17,985
Wireless Telecommunication Services – 4.3%
American Tower Corp.:
3.25% 8/1/10 (h)		11,900	30,953
3.25% 8/1/10		7,255	18,871
ICO North America, Inc. 7.5% 8/15/09 (j)		5,905	7,381
NII Holdings, Inc.:
2.875% 2/1/34 (h)		2,000	4,271
2.875% 2/1/34		11,500	24,556
			86,032

TOTAL TELECOMMUNICATION SERVICES			104,017

UTILITIES – 0.7%
Multi-Utilities – 0.7%
CMS Energy Corp. 3.375% 7/15/23		11,800	15,145

TOTAL CONVERTIBLE BONDS			1,201,163
Nonconvertible Bonds – 0.5%

CONSUMER DISCRETIONARY – 0.5%
Auto Components 0.5%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)		12,510	9,383
TOTAL CORPORATE BONDS
(Cost $1,076,082)			1,210,546

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks 16.3%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 2.0%
Diversified Consumer Services – 0.6%
Coinmach Service Corp. Class A	359,400	$ 3,576
Service Corp. International (SCI)	1,143,000	9,133
		12,709
Media – 1.4%
EchoStar Communications Corp. Class A (a)	899,069	26,909

TOTAL CONSUMER DISCRETIONARY		39,618

ENERGY 4.9%
Energy Equipment & Services – 1.1%
Hercules Offshore, Inc.	17,500	640
National Oilwell Varco, Inc. (a)	320,900	21,199
		21,839
Oil, Gas & Consumable Fuels – 3.8%
El Paso Corp.	754,200	11,743
General Maritime Corp.	162,000	5,041
OMI Corp.	200,000	3,728
Sasol Ltd. sponsored ADR (g)	612,600	23,505
Teekay Shipping Corp.	895,625	33,362
		77,379

TOTAL ENERGY		99,218

INDUSTRIALS – 1.7%
Airlines – 0.3%
Ryanair Holdings PLC sponsored ADR (a)	130,000	6,369
Building Products 1.1%
American Standard Companies, Inc.	503,600	21,398
Commercial Services & Supplies – 0.1%
Global Cash Access Holdings, Inc.	71,600	1,111
Machinery – 0.2%
FreightCar America, Inc.	76,700	4,630
Marine – 0.0%
American Commercial Lines, Inc.	4,100	225

TOTAL INDUSTRIALS		33,733

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – 2.2%
Computers & Peripherals – 1.0%
Seagate Technology	846,000	$ 19,754
Semiconductors & Semiconductor Equipment – 1.2%
Amkor Technology, Inc. (a)	1,243,200	11,823
ON Semiconductor Corp. (a)	2,169,500	13,104
		24,927

TOTAL INFORMATION TECHNOLOGY		44,681

MATERIALS 5.3%
Chemicals – 3.1%
Celanese Corp. Class A	2,700,000	53,217
Monsanto Co.	100,000	8,416
		61,633
Containers & Packaging – 0.6%
Temple-Inland, Inc.	299,900	12,899
Paper & Forest Products 1.6%
Aracruz Celulose SA (PN B) sponsored ADR (non-vtg.)	247,300	12,649
Weyerhaeuser Co.	300,000	19,188
		31,837

TOTAL MATERIALS		106,369

UTILITIES – 0.2%
Independent Power Producers & Energy Traders – 0.2%
Mirant Corp. (a)	190,060	4,729
TOTAL COMMON STOCKS
(Cost $290,220)		328,348

Convertible Preferred Stocks 21.3%

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 1.5%
General Motors Corp. Series B, 5.25%	1,750,000	30,643
Hotels, Restaurants & Leisure 0.1%
Six Flags, Inc. 7.25% PIERS	54,700	1,294

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Convertible Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Media – 0.4%
Interpublic Group of Companies, Inc. Series B, 5.25% (h)	10,000	$ 9,350

TOTAL CONSUMER DISCRETIONARY		41,287

CONSUMER STAPLES 0.5%
Food & Staples Retailing – 0.5%
Rite Aid Corp. 5.50%	370,000	9,146

ENERGY 14.2%
Oil, Gas & Consumable Fuels – 14.2%
Chesapeake Energy Corp.:
4.50%	70,000	6,497
5.00% (h)	55,000	7,425
5.00%	155,000	20,925
5.00% (h)	149,600	15,533
El Paso Corp. 4.99% (h)	129,249	174,440
Goodrich Petroleum Corp. Series B, 5.375% (h)	93,500	4,619
Valero Energy Corp. 2.00%	473,800	57,614
		287,053

FINANCIALS – 0.6%
Diversified Financial Services – 0.4%
Citigroup Funding, Inc. 4.583%	270,000	8,629
Thrifts & Mortgage Finance – 0.2%
Doral Financial Corp. 4.75% (h)	21,400	2,718

TOTAL FINANCIALS		11,347

INDUSTRIALS – 0.6%
Commercial Services & Supplies – 0.6%
Allied Waste Industries, Inc. Series D, 6.25%	40,000	13,079

MATERIALS 3.3%
Chemicals – 3.3%
Celanese Corp. 4.25%	2,121,600	62,014
Huntsman Corp. 5.00%	125,000	5,153
		67,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Convertible Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – 0.1%
Independent Power Producers & Energy Traders – 0.1%
NRG Energy, Inc. Series A, 5.75%	5,800	$ 1,466
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $355,361)		430,545
Money Market Funds 2.0%
Fidelity Cash Central Fund, 5.03% (b)	39,609,823	39,610
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	975,000	975
TOTAL MONEY MARKET FUNDS
(Cost $40,585)		40,585
Cash Equivalents 1.5%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
4.9%, dated 5/31/06 due 6/1/06)
(Cost $31,111)	31,115	31,111
TOTAL INVESTMENT PORTFOLIO 101.1%
(Cost $1,793,359)		2,041,135

NET OTHER ASSETS – (1.1)%		(22,134)
NET ASSETS 100%		$ 2,019,001

Security Type Abbreviation
PIERS	—	Preferred Income Equity
Redeemable Securities

Currency Abbreviation
CAD	—	Canadian dollar

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Principal amount is stated in United
States dollars unless otherwise noted.

(e) Security initially issued in zero coupon
form which converts to coupon form at a
specified rate and date. The rate shown
is the rate at period end.

(f) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(g) Security or a portion of the security is on
loan at period end.

(h) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $689,233,000
or 34.1% of net assets.

(i) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(j) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $7,381,000
or 0.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$ 5,905

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 712
Fidelity Securities Lending Cash Central Fund	10
Total	$ 722

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA,AA,A	6.3%
BBB	4.9%
BB	12.9%
B	11.2%
CCC,CC,C	7.5%
Not Rated	17.2%
Equities	37.6%
Short Term Investments and Net
Other Assets	2.4%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	88.0%
Luxembourg	3.2%
Marshall Islands	2.9%
Singapore	1.5%
South Africa	1.2%
Cayman Islands	1.0%
Others (individually less than 1%) .	2.2%
100.0%

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $63,639,000 all of which will expire on November 30, 2010.

The fund intends to elect to defer to its fiscal year ending November 30, 2006 approximately $443,000 of losses recognized during the period November 1, 2005 to November 30, 2005.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $959 and repurchase agreements of
$31,111) See accompanying schedule:
Unaffiliated issuers (cost $1,752,774)	$ 2,000,550
Affiliated Central Funds (cost $40,585)	40,585
Total Investments (cost $1,793,359)		$ 2,041,135
Receivable for investments sold		2,992
Receivable for fund shares sold		2,370
Dividends receivable		1,076
Interest receivable		7,731
Prepaid expenses		4
Other receivables		3
Total assets		2,055,311

Liabilities
Payable for investments purchased	$ 32,063
Payable for fund shares redeemed	1,853
Accrued management fee	1,016
Other affiliated payables	358
Other payables and accrued expenses	45
Collateral on securities loaned, at value	975
Total liabilities		36,310

Net Assets		$ 2,019,001
Net Assets consist of:
Paid in capital		$ 1,791,362
Undistributed net investment income		4,783
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(24,925)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		247,781
Net Assets, for 84,438 shares outstanding		$ 2,019,001
Net Asset Value, offering price and redemption price per
share ($2,019,001 ÷ 84,438 shares)		$ 23.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
Amounts in thousands	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 10,902
Interest		16,952
Income from affiliated Central Funds		722
Total income		28,576

Expenses
Management fee
Basic fee	$ 4,502
Performance adjustment	1,329
Transfer agent fees	1,775
Accounting and security lending fees	284
Independent trustees’ compensation	4
Custodian fees and expenses	17
Registration fees	45
Audit	44
Legal	17
Interest	3
Miscellaneous	11
Total expenses before reductions	8,031
Expense reductions	(30)	8,001

Net investment income (loss)		20,575
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	42,751
Foreign currency transactions	1
Total net realized gain (loss)		42,752
Change in net unrealized appreciation (depreciation) on:
Investment securities	99,604
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation
(depreciation)		99,608
Net gain (loss)		142,360
Net increase (decrease) in net assets resulting from
operations		$ 162,935

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,575	$ 34,361
Net realized gain (loss)	42,752	121,208
Change in net unrealized appreciation (depreciation) .	99,608	(40,496)
Net increase (decrease) in net assets resulting
from operations	162,935	115,073
Distributions to shareholders from net investment income .	(20,972)	(28,144)
Distributions to shareholders from net realized gain	(791)	(1,739)
Total distributions	(21,763)	(29,883)
Share transactions
Proceeds from sales of shares	283,223	196,331
Reinvestment of distributions	19,826	27,050
Cost of shares redeemed	(178,884)	(390,181)
Net increase (decrease) in net assets resulting from
share transactions	124,165	(166,800)
Total increase (decrease) in net assets	265,337	(81,610)

Net Assets
Beginning of period	1,753,664	1,835,274
End of period (including undistributed net investment
income of $4,783 and undistributed net investment
income of $5,180, respectively)	$ 2,019,001	$ 1,753,664

Other Information
Shares
Sold	11,962	9,211
Issued in reinvestment of distributions	856	1,269
Redeemed	(7,596)	(18,412)
Net increase (decrease)	5,222	(7,932)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights
	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 22.14	$ 21.06	$ 19.71	$ 16.88	$ 19.50	$ 24.04
Income from Investment
Operations
Net investment income
(loss)D	.25	.41	.46	.79	.79F,G	.69
Net realized and un
realized gain (loss) .	1.79	1.03	1.55	2.87	(2.46)F,G	(.17)
Total from investment
operations	2.04	1.44	2.01	3.66	(1.67)	.52
Distributions from net
investment income	(.26)	(.34)	(.66)	(.83)	(.95)	(.72)
Distributions from net
realized gain	(.01)	(.02)	—	—	—	(4.34)
Total distributions	(.27)	(.36)	(.66)	(.83)	(.95)	(5.06)
Net asset value, end of
period	$ 23.91	$ 22.14	$ 21.06	$ 19.71	$ 16.88	$ 19.50
Total ReturnB,C	9.26%	6.91%	10.39%	22.48%	(8.97)%	1.56%
Ratios to Average Net AssetsE
Expenses before
reductions	.83%A	.70%	.67%	.84%	.88%	.81%
Expenses net of fee
waivers, if any	.83%A	.70%	.67%	.84%	.88%	.81%
Expenses net of all
reductions	.83%A	.69%	.66%	.82%	.85%	.76%
Net investment income
(loss)	2.13%A	1.95%	2.26%	4.46%	4.40%F,G	3.40%
Supplemental Data
Net assets, end of
period (in millions) .	$ 2,019	$ 1,754	$ 1,835	$ 1,767	$ 1,423	$ 1,734
Portfolio turnover rate	33%A	81%	112%	136%	138%	282%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.06 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income (loss) to average net assets decreased from 4.76% to 4.40% . The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The

Semiannual Report

22

1. Significant Accounting Policies continued
Security Valuation - continued

value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 315,797
Unrealized depreciation	(65,862)
Net unrealized appreciation (depreciation)	$ 249,935
Cost for federal income tax purposes	$ 1,791,200

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

24

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $390,799 and $310,833, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .15% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate	Interest Expense
Borrower	$ 6,136	4.38%	$ 3

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income

Semiannual Report

26

6. Security Lending continued

represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $10.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $13 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $2 and $15, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

28

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

29 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 30

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1 800 544 0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CVS-USAN-0706 1.786810.103

Fidelity® Equity Income II Fund

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	14	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	18	Notes to the financial statements.
Board Approval of	24
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,030.90	$ 3.39
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,021.59	$ 3.38

*Expenses are equal to the Fund’s annualized expense ratio of .67%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	5.5	3.0
Wal Mart Stores, Inc.	5.0	3.9
Citigroup, Inc.	3.3	3.4
General Growth Properties, Inc.	3.2	3.1
Bank of America Corp.	3.0	3.0
Wyeth	2.2	1.7
American International Group, Inc.	2.0	3.9
Fannie Mae	2.0	1.4
General Electric Co.	2.0	2.3
ConocoPhillips	1.9	0.0
	30.1
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	31.0	37.0
Industrials	12.3	8.0
Consumer Discretionary	11.9	9.4
Energy	9.0	6.7
Consumer Staples	8.0	7.0

5 Semiannual Report

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 93.2%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 11.9%
Auto Components 1.6%
Johnson Controls, Inc.	1,618,400	$ 137,839
Magna International, Inc. Class A (d)	564,400	43,358
		181,197
Automobiles – 0.7%
Monaco Coach Corp. (e)	1,737,725	22,660
Toyota Motor Corp. sponsored ADR	250,300	26,877
Winnebago Industries, Inc. (d)	1,263,400	35,855
		85,392
Hotels, Restaurants & Leisure 1.6%
Boyd Gaming Corp.	861,653	38,774
Royal Caribbean Cruises Ltd.	1,049,900	39,980
Starwood Hotels & Resorts Worldwide, Inc.	1,790,400	109,393
		188,147
Household Durables – 0.5%
Leggett & Platt, Inc.	431,700	10,961
Matsushita Electric Industrial Co. Ltd. ADR	1,120,800	24,467
Whirlpool Corp.	250,000	22,480
		57,908
Media – 4.8%
Comcast Corp. Class A (a)	1,000,000	32,130
EchoStar Communications Corp. Class A (a)	1,300,000	38,909
Gannett Co., Inc.	2,522,800	136,256
News Corp. Class B (d)	3,613,600	72,164
Omnicom Group, Inc.	977,300	92,951
The New York Times Co. Class A (d)	4,738,110	114,473
The Walt Disney Co.	2,309,200	70,431
		557,314
Multiline Retail – 1.5%
Dollar General Corp.	5,386,900	87,806
Federated Department Stores, Inc.	639,400	46,568
Kohl’s Corp. (a)	687,700	36,923
		171,297
Specialty Retail – 0.7%
OfficeMax, Inc.	750,000	30,998
TJX Companies, Inc.	1,842,200	43,679
		74,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.5%
VF Corp.	961,400	$ 60,501

TOTAL CONSUMER DISCRETIONARY		1,376,433

CONSUMER STAPLES 8.0%
Beverages – 1.2%
Diageo PLC sponsored ADR	655,500	43,388
SABMiller PLC	1,474,000	27,509
The Coca-Cola Co.	1,514,380	66,678
		137,575
Food & Staples Retailing – 5.0%
Wal-Mart Stores, Inc.	11,909,800	577,030
Food Products 0.9%
Corn Products International, Inc.	969,267	25,860
Kellogg Co.	387,800	18,265
Nestle SA sponsored ADR	301,800	22,590
Unilever NV (NY Shares)	1,957,200	44,291
		111,006
Household Products – 0.5%
Colgate-Palmolive Co.	967,400	58,373
Tobacco 0.4%
Altria Group, Inc.	671,700	48,597

TOTAL CONSUMER STAPLES		932,581

ENERGY 9.0%
Oil, Gas & Consumable Fuels – 9.0%
ConocoPhillips	3,532,200	223,553
El Paso Corp.	6,543,600	101,884
Exxon Mobil Corp. (d)	10,382,000	632,365
Talisman Energy, Inc.	4,812,800	87,625
		1,045,427

FINANCIALS – 31.0%
Capital Markets 4.6%
E*TRADE Financial Corp. (a)	550,000	13,349
Investors Financial Services Corp.	786,697	34,410
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	1,148,200	27,637
Merrill Lynch & Co., Inc.	1,735,500	125,668

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Capital Markets continued
Nomura Holdings, Inc. sponsored ADR	2,241,700	$ 44,161
Northern Trust Corp.	2,633,600	147,271
State Street Corp.	2,362,800	146,730
		539,226
Commercial Banks – 6.3%
Bank of China Ltd. (H Shares)	8,987,000	3,417
Cathay General Bancorp	606,713	21,775
Commerce Bancorp, Inc., New Jersey (d)	533,200	20,949
East West Bancorp, Inc.	2,377,270	94,972
HSBC Holdings PLC sponsored ADR (d)	400,000	34,888
KeyCorp	1,581,400	56,488
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,501,800	34,425
UCBH Holdings, Inc.	2,757,344	48,750
Wachovia Corp.	3,030,657	162,140
Wells Fargo & Co.	2,810,900	186,559
Wilmington Trust Corp., Delaware	1,485,800	63,459
		727,822
Consumer Finance – 2.5%
Capital One Financial Corp.	939,900	77,796
SLM Corp.	3,952,600	212,492
		290,288
Diversified Financial Services – 6.3%
Bank of America Corp.	7,170,000	347,028
Citigroup, Inc.	7,746,577	381,906
		728,934
Insurance – 2.9%
AFLAC, Inc.	500,000	23,400
Allstate Corp.	392,000	21,564
American International Group, Inc.	3,885,580	236,243
Genworth Financial, Inc. Class A (non-vtg.)	631,400	21,146
Hartford Financial Services Group, Inc.	368,000	32,362
		334,715
Real Estate Investment Trusts 3.2%
General Growth Properties, Inc.	8,400,226	367,594
Thrifts & Mortgage Finance – 5.2%
Fannie Mae	4,582,524	227,981
Freddie Mac	1,833,100	110,059
Golden West Financial Corp., Delaware	2,543,700	185,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Hudson City Bancorp, Inc.	4,615,400	$ 63,185
People’s Bank, Connecticut	630,100	20,743
		607,912

TOTAL FINANCIALS		3,596,491

HEALTH CARE – 7.1%
Biotechnology – 0.1%
Amylin Pharmaceuticals, Inc. (a)	364,600	16,571
Health Care Equipment & Supplies – 0.3%
Becton, Dickinson & Co.	492,200	29,744
Health Care Providers & Services – 1.6%
Brookdale Senior Living, Inc.	97,000	4,797
Cardinal Health, Inc.	302,500	20,240
Chemed Corp.	322,993	17,393
Health Net, Inc. (a)	1,375,400	59,170
Omnicare, Inc.	546,400	25,331
UnitedHealth Group, Inc.	1,350,000	59,346
		186,277
Pharmaceuticals – 5.1%
Johnson & Johnson	415,800	25,039
Merck & Co., Inc.	3,046,900	101,431
Mylan Laboratories, Inc.	556,500	11,636
Pfizer, Inc.	8,156,190	192,975
Wyeth	5,544,400	253,601
		584,682

TOTAL HEALTH CARE		817,274

INDUSTRIALS – 12.3%
Aerospace & Defense – 1.0%
Raytheon Co.	1,016,400	46,602
United Technologies Corp.	1,160,900	72,579
		119,181
Airlines – 1.0%
AirTran Holdings, Inc. (a)	2,585,300	31,799

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Airlines – continued
UAL Corp. (a)	1,873,279	$ 55,131
US Airways Group, Inc. (a)	683,407	31,915
		118,845
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)	4,372,300	52,162
Electrical Equipment – 0.5%
Rockwell Automation, Inc.	853,000	58,243
Industrial Conglomerates – 2.0%
General Electric Co.	6,611,910	226,524
Machinery – 2.4%
Dover Corp.	689,100	33,656
Eaton Corp.	1,453,568	106,895
Illinois Tool Works, Inc.	2,102,400	104,384
Ingersoll-Rand Co. Ltd. Class A	681,900	29,738
		274,673
Road & Rail 4.8%
Burlington Northern Santa Fe Corp.	2,586,200	200,198
CSX Corp.	2,105,100	140,873
Laidlaw International, Inc.	1,439,373	36,272
Norfolk Southern Corp.	3,303,714	174,304
Old Dominion Freight Lines, Inc. (a)	248,500	7,656
		559,303
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	379,200	12,627

TOTAL INDUSTRIALS		1,421,558

INFORMATION TECHNOLOGY – 5.7%
Communications Equipment – 0.6%
Cisco Systems, Inc. (a)	1,623,200	31,945
Motorola, Inc.	1,600,000	33,744
		65,689
Computers & Peripherals – 2.9%
Hewlett-Packard Co.	6,632,600	214,764
NCR Corp. (a)	3,211,200	125,494
		340,258
Electronic Equipment & Instruments – 0.8%
Avnet, Inc. (a)	4,485,900	99,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 0.8%
MKS Instruments, Inc. (a)(e)	4,407,867	$ 96,224
Software 0.6%
Hyperion Solutions Corp. (a)	507,500	14,570
Microsoft Corp.	1,406,140	31,849
Oracle Corp. (a)	1,300,000	18,486
		64,905

TOTAL INFORMATION TECHNOLOGY		666,125

MATERIALS 3.3%
Chemicals – 1.6%
Airgas, Inc.	466,500	17,862
FMC Corp. (e)	2,488,431	160,678
		178,540
Metals & Mining – 1.7%
Alcoa, Inc.	2,667,300	84,607
Newmont Mining Corp.	1,283,000	66,908
United States Steel Corp. (d)	705,814	46,852
		198,367

TOTAL MATERIALS		376,907

TELECOMMUNICATION SERVICES – 3.1%
Diversified Telecommunication Services – 3.1%
AT&T, Inc.	8,041,200	209,554
BellSouth Corp.	3,213,700	108,527
Qwest Communications International, Inc. (a)	6,095,400	42,729
		360,810

UTILITIES – 1.8%
Electric Utilities – 1.1%
Exelon Corp.	2,214,200	125,346
Independent Power Producers & Energy Traders – 0.5%
Mirant Corp. (a)	2,332,100	58,023

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)
UTILITIES – continued
Multi-Utilities – 0.2%
Duke Energy Corp.	932,200	$ 26,307
TOTAL UTILITIES		209,676
TOTAL COMMON STOCKS
(Cost $9,737,507)		10,803,282
Money Market Funds 10.4%
Fidelity Cash Central Fund, 5.03% (b)	948,900,116	948,900
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	259,216,625	259,217
TOTAL MONEY MARKET FUNDS
(Cost $1,208,117)		1,208,117

TOTAL INVESTMENT PORTFOLIO 103.6%
(Cost $10,945,624)		12,011,399

NET OTHER ASSETS – (3.6)%		(422,473)
NET ASSETS 100%		$ 11,588,926

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $27,637,000
or 0.2% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
KKR Private
Equity Investors,
L.P. Restricted
Depositary Units	5/3/06	$ 28,705

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 2,839
Fidelity Securities Lending Cash Central Fund	471
Total	$ 3,310

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
FMC Corp.	$ 99,205	$ 38,699	$ —	$ 392	$ 160,678
MKS Instruments, Inc.	67,721	18,678	—	—	96,224
Monaco Coach Corp.	25,770	—	—	209	22,660
Total	$ 192,696	$ 57,377	$ —	$ 601	$ 279,562

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $253,124) See accompanying schedule:
Unaffiliated issuers (cost $9,514,551)	$ 10,523,720
Affiliated Central Funds (cost $1,208,117)	1,208,117
Other affiliated issuers (cost $222,956)	279,562
Total Investments (cost $10,945,624)		$ 12,011,399
Receivable for investments sold		70,594
Receivable for fund shares sold		3,853
Dividends receivable		29,118
Interest receivable		1,780
Prepaid expenses		31
Other affiliated receivables		187
Other receivables		170
Total assets		12,117,132

Liabilities
Payable for investments purchased	$ 251,532
Payable for fund shares redeemed	10,480
Accrued management fee	4,602
Other affiliated payables	2,320
Other payables and accrued expenses	55
Collateral on securities loaned, at value	259,217
Total liabilities		528,206

Net Assets		$ 11,588,926
Net Assets consist of:
Paid in capital		$ 9,946,290
Undistributed net investment income		33,588
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		543,271
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		1,065,777
Net Assets, for 498,833 shares outstanding		$ 11,588,926
Net Asset Value, offering price and redemption price per
share ($11,588,926 ÷ 498,833 shares)		$ 23.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Statement of Operations
Amounts in thousands	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $601 received from other affiliated
issuers)		$ 107,832
Interest		1,036
Income from affiliated Central Funds		3,310
Total income		112,178

Expenses
Management fee	$ 28,281
Transfer agent fees	11,082
Accounting and security lending fees	678
Independent trustees’ compensation	25
Appreciation in deferred trustee compensation account	13
Custodian fees and expenses	102
Registration fees	38
Audit	69
Legal	99
Interest	23
Miscellaneous	74
Total expenses before reductions	40,484
Expense reductions	(1,196)	39,288

Net investment income (loss)		72,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	582,871
Foreign currency transactions	(16)
Total net realized gain (loss)		582,855
Change in net unrealized appreciation (depreciation) on:
Investment securities	(272,007)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation
(depreciation)		(272,010)
Net gain (loss)		310,845
Net increase (decrease) in net assets resulting from
operations		$ 383,735

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 72,890	$ 183,198
Net realized gain (loss)	582,855	1,019,642
Change in net unrealized appreciation (depreciation) .	(272,010)	(325,042)
Net increase (decrease) in net assets resulting
from operations	383,735	877,798
Distributions to shareholders from net investment income .	(80,180)	(213,550)
Distributions to shareholders from net realized gain	(950,596)	(333,350)
Total distributions	(1,030,776)	(546,900)
Share transactions
Proceeds from sales of shares	385,435	910,438
Reinvestment of distributions	988,996	522,706
Cost of shares redeemed	(1,386,249)	(2,147,906)
Net increase (decrease) in net assets resulting from
share transactions	(11,818)	(714,762)
Total increase (decrease) in net assets	(658,859)	(383,864)

Net Assets
Beginning of period	12,247,785	12,631,649
End of period (including undistributed net investment
income of $33,588 and undistributed net investment
income of $40,878, respectively)	$ 11,588,926	$ 12,247,785

Other Information
Shares
Sold	16,346	38,615
Issued in reinvestment of distributions	42,756	22,238
Redeemed	(58,812)	(90,786)
Net increase (decrease)	290	(29,933)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights
	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 24.57	$ 23.90	$ 21.52	$ 18.72	$ 21.21	$ 27.49
Income from Investment
Operations
Net investment
income (loss)D	.14	.35	.35E	.25	.24G	.34
Net realized and
unrealized gain
(loss)	.59	1.36	2.49	2.78	(1.65)G	(1.15)
Total from investment
operations	.73	1.71	2.84	3.03	(1.41)	(.81)
Distributions from net
investment income	(.16)	(.41)	(.29)	(.23)	(.23)	(.39)
Distributions from net
realized gain	(1.91)	(.63)	(.17)	—	(.85)	(5.08)
Total distributions	(2.07)	(1.04)	(.46)	(.23)	(1.08)	(5.47)
Net asset value,
end of period	$ 23.23	$ 24.57	$ 23.90	$ 21.52	$ 18.72	$ 21.21
Total ReturnB,C	3.09%	7.41%	13.32%	16.40%	(7.08)%	(4.33)%
Ratios to Average Net AssetsF
Expenses before
reductions	.67%A	.68%	.68%	.70%	.70%	.67%
Expenses net of fee
waivers, if any	.67%A	.68%	.68%	.70%	.70%	.67%
Expenses net of all
reductions	.65%A	.62%	.64%	.64%	.63%	.62%
Net investment
income (loss)	1.20%A	1.49%	1.56%	1.31%	1.26%G	1.49%
Supplemental Data
Net assets,
end of period
(in millions)	$11,589	$12,248	$12,632	$11,525	$10,156	$12,029
Portfolio turnover rate	115%A	143%	123%	131%	135%	136%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.06 per share.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

18

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the trans action date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, foreign currency transactions, passive foreign investment companies (PFIC), market discount, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,317,459
Unrealized depreciation	(277,189)
Net unrealized appreciation (depreciation)	$ 1,040,270
Cost for federal income tax purposes	$ 10,971,129

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

20

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $6,841,258 and $8,477,774, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .47% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $61 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average	Interest
Borrower or Lender	Loan Balance	Interest Rate	Expense
Borrower	$ 15,809	4.42%	$ 23

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $18 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

22

6. Security Lending continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $471.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,002 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $193, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

23 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity Income II Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

24

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

25 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 26

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

27 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 28

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

29 Semiannual Report

29

Semiannual Report

30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

EII-USAN-0706 1.786811.103

Fidelity® Independence Fund

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	15	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	19	Notes to the financial statements.
Board Approval of	25
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,049.90	$ 4.60
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.44	$ 4.53

* Expenses are equal to the Fund’s annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	4.2	4.1
American International Group, Inc.	2.8	3.2
Colgate Palmolive Co.	2.7	2.0
Wells Fargo & Co.	2.6	0.2
Microsoft Corp.	2.3	4.5
UnitedHealth Group, Inc.	2.1	2.9
Henry Schein, Inc.	1.7	1.2
Schlumberger Ltd. (NY Shares)	1.7	1.2
Herbalife Ltd.	1.6	0.1
BHP Billiton Ltd. sponsored ADR	1.6	1.2
	23.3
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	21.3	23.9
Financials	19.1	13.4
Health Care	14.8	11.9
Consumer Discretionary	8.1	10.7
Energy	7.9	11.3

5 Semiannual Report

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 94.3%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 8.1%
Diversified Consumer Services – 1.5%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	1,935,900	$ 51,785
Universal Technical Institute, Inc. (a)	571,200	14,137
		65,922
Hotels, Restaurants & Leisure 0.6%
Domino’s Pizza, Inc.	185,900	4,402
Ruth’s Chris Steak House, Inc.	1,111,642	22,344
		26,746
Household Durables – 1.2%
Garmin Ltd. (d)	572,193	53,380
Internet & Catalog Retail 0.7%
Coldwater Creek, Inc. (a)	823,800	21,172
VistaPrint Ltd.	309,794	9,811
		30,983
Media – 0.0%
Digital Music Group, Inc.	29,006	195
Multiline Retail – 1.5%
Saks, Inc.	1,908,300	30,628
Target Corp.	770,700	37,703
		68,331
Specialty Retail – 2.2%
Best Buy Co., Inc.	512,231	27,148
Circuit City Stores, Inc.	2,329,200	69,992
		97,140
Textiles, Apparel & Luxury Goods – 0.4%
Polo Ralph Lauren Corp. Class A	307,600	17,379

TOTAL CONSUMER DISCRETIONARY		360,076

CONSUMER STAPLES 6.6%
Beverages – 0.3%
The Coca-Cola Co.	311,300	13,707
Food & Staples Retailing – 0.7%
Walgreen Co.	746,700	30,316
Household Products – 2.7%
Colgate-Palmolive Co.	1,998,462	120,587

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Personal Products 2.9%
Avon Products, Inc.	1,880,000	$ 59,596
Herbalife Ltd. (a)	1,821,802	71,506
		131,102

TOTAL CONSUMER STAPLES		295,712

ENERGY 7.9%
Energy Equipment & Services – 2.8%
Global Industries Ltd. (a)	1,085,204	21,064
Schlumberger Ltd. (NY Shares)	1,128,600	74,002
Smith International, Inc.	684,100	28,021
		123,087
Oil, Gas & Consumable Fuels – 5.1%
Arch Coal, Inc.	723,200	34,974
Quicksilver Resources, Inc. (a)(d)	1,210,350	42,447
Range Resources Corp.	900,600	23,326
Ultra Petroleum Corp. (a)	1,106,000	63,650
Valero Energy Corp.	1,048,100	64,301
		228,698

TOTAL ENERGY		351,785

FINANCIALS – 19.1%
Capital Markets 0.7%
E*TRADE Financial Corp. (a)	1,201,100	29,151
Commercial Banks – 5.7%
Canadian Western Bank, Edmonton	591,300	23,088
Commerce Bancorp, Inc., New Jersey	354,800	13,940
East West Bancorp, Inc.	556,482	22,231
PrivateBancorp, Inc.	967,500	42,647
Signature Bank, New York (a)	778,947	27,832
Wachovia Corp.	171,700	9,186
Wells Fargo & Co.	1,748,800	116,068
		254,992
Consumer Finance – 0.1%
SLM Corp.	80,900	4,349
Diversified Financial Services – 0.5%
Bank of America Corp.	468,500	22,675

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – 9.5%
AFLAC, Inc.	312,500	$ 14,625
AMBAC Financial Group, Inc.	361,300	28,958
American International Group, Inc.	2,033,000	123,606
Aon Corp.	1,304,400	46,502
Aspen Insurance Holdings Ltd.	539,600	11,693
Axis Capital Holdings Ltd.	635,100	16,640
Everest Re Group Ltd.	350,600	31,326
Navigators Group, Inc. (a)	300,545	12,388
PartnerRe Ltd.	505,600	31,054
Platinum Underwriters Holdings Ltd.	296,500	7,988
Prudential Financial, Inc.	595,700	45,363
RLI Corp.	325,000	15,373
Willis Group Holdings Ltd.	381,800	13,268
XL Capital Ltd. Class A	415,300	26,280
		425,064
Real Estate Investment Trusts 1.1%
CapitalSource, Inc.	2,011,628	47,173
Thrifts & Mortgage Finance – 1.5%
Countrywide Financial Corp.	1,798,000	68,827

TOTAL FINANCIALS		852,231

HEALTH CARE – 14.8%
Biotechnology – 3.6%
Altus Pharmaceuticals, Inc. (d)	774,900	14,553
Biogen Idec, Inc. (a)	1,465,468	68,335
Genentech, Inc. (a)	284,600	23,610
Gilead Sciences, Inc. (a)	424,700	24,348
Myogen, Inc. (a)	916,900	28,561
Theravance, Inc. (a)	73,900	1,768
		161,175
Health Care Equipment & Supplies – 3.9%
Alcon, Inc.	232,200	25,096
ArthroCare Corp. (a)	305,600	12,909
Baxter International, Inc.	652,800	24,611
Becton, Dickinson & Co.	317,100	19,162
DENTSPLY International, Inc.	385,700	23,065
Mentor Corp.	35,000	1,414
Nobel Biocare Holding AG (Switzerland)	98,737	23,968

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
ResMed, Inc. (a)	385,700	$ 17,534
Respironics, Inc. (a)	430,200	14,635
St. Jude Medical, Inc. (a)	311,400	10,619
		173,013
Health Care Providers & Services – 4.5%
Henry Schein, Inc. (a)	1,627,800	75,025
Sunrise Senior Living, Inc. (a)	651,100	21,805
UnitedHealth Group, Inc.	2,164,500	95,151
VCA Antech, Inc. (a)	314,207	9,464
		201,445
Life Sciences Tools & Services – 0.4%
Invitrogen Corp. (a)	293,906	18,734
Pharmaceuticals – 2.4%
Allergan, Inc.	172,000	16,309
Johnson & Johnson	476,600	28,701
Novartis AG sponsored ADR	561,300	31,141
Wyeth	681,560	31,175
		107,326

TOTAL HEALTH CARE		661,693

INDUSTRIALS – 7.8%
Aerospace & Defense – 0.6%
Rockwell Collins, Inc.	461,200	25,182
Airlines – 0.7%
Ryanair Holdings PLC sponsored ADR (a)(d)	611,900	29,977
Commercial Services & Supplies – 0.4%
Monster Worldwide, Inc. (a)	238,720	11,666
Navigant Consulting, Inc. (a)	293,700	5,936
		17,602
Construction & Engineering – 1.6%
Fluor Corp.	298,500	26,167
Jacobs Engineering Group, Inc. (a)	591,400	46,147
		72,314
Electrical Equipment – 0.2%
Q Cells AG	123,250	9,557

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Industrial Conglomerates – 1.9%
3M Co.	497,300	$ 41,604
McDermott International, Inc. (a)	659,900	43,296
		84,900
Machinery – 1.1%
Danaher Corp.	296,272	18,994
Joy Global, Inc.	591,063	31,764
		50,758
Trading Companies & Distributors – 1.3%
Fastenal Co.	281,700	12,113
WESCO International, Inc. (a)	659,250	43,339
		55,452

TOTAL INDUSTRIALS		345,742

INFORMATION TECHNOLOGY – 21.3%
Communications Equipment – 2.6%
CommScope, Inc. (a)	586,900	17,155
Comverse Technology, Inc. (a)	1,030,820	23,214
Nice Systems Ltd. sponsored ADR (a)	269,600	7,333
QUALCOMM, Inc.	1,009,600	45,644
Research In Motion Ltd. (a)	352,300	22,845
		116,191
Computers & Peripherals – 0.5%
Intermec, Inc. (a)	908,883	20,941
Internet Software & Services – 7.3%
Baidu.com, Inc. sponsored ADR (d)	89,100	6,934
eBay, Inc. (a)	1,506,900	49,441
Google, Inc. Class A (sub. vtg.) (a)	510,060	189,651
VeriSign, Inc. (a)	2,559,700	57,465
Yahoo!, Inc. (a)	744,340	23,514
		327,005
IT Services – 4.3%
First Data Corp.	1,440,000	66,398
Infosys Technologies Ltd.	1,023,207	64,299
Paychex, Inc.	827,300	30,370
RightNow Technologies, Inc. (a)	758,178	12,366
Satyam Computer Services Ltd.	1,189,982	17,775
		191,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 2.5%
MEMC Electronic Materials, Inc. (a)	1,796,700	$ 62,920
Microchip Technology, Inc.	373,400	12,808
Saifun Semiconductors Ltd.	374,050	11,158
SiRF Technology Holdings, Inc. (a)	886,640	25,987
		112,873
Software 4.1%
FactSet Research Systems, Inc.	205,700	9,238
Gameloft (a)	1,045,539	7,638
Macrovision Corp. (a)	1,355,600	30,555
Microsoft Corp.	4,579,200	103,719
NAVTEQ Corp. (a)	432,300	18,049
Red Hat, Inc. (a)	467,242	12,251
		181,450

TOTAL INFORMATION TECHNOLOGY		949,668

MATERIALS 6.5%
Chemicals – 2.5%
Ecolab, Inc.	692,142	26,793
Monsanto Co.	201,000	16,916
Praxair, Inc.	933,410	49,191
Tokuyama Corp.	1,171,000	17,762
		110,662
Metals & Mining – 4.0%
BHP Billiton Ltd. sponsored ADR (d)	1,620,800	70,148
Carpenter Technology Corp.	398,200	44,519
Mittal Steel Co. NV Class A (NY Shares) (d)	1,904,000	62,794
		177,461

TOTAL MATERIALS		288,123

TELECOMMUNICATION SERVICES – 2.2%
Wireless Telecommunication Services – 2.2%
America Movil SA de CV Series L sponsored ADR	1,376,800	44,966
American Tower Corp. Class A (a)	690,800	21,394

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
NII Holdings, Inc. (a)	214,200	$ 11,665
Sprint Nextel Corp.	1,005,000	21,316
		99,341

TOTAL COMMON STOCKS
(Cost $3,840,839)		4,204,371

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)	41,400	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $621)		0

Money Market Funds 8.6%

Fidelity Cash Central Fund, 5.03% (b)	275,459,257	275,459
Fidelity Securities Lending Cash Central Fund,
5.09% (b)(c)	110,461,800	110,462
TOTAL MONEY MARKET FUNDS
(Cost $385,921)		385,921

TOTAL INVESTMENT PORTFOLIO 102.9%
(Cost $4,227,381)		4,590,292

NET OTHER ASSETS – (2.9)%		(130,122)
NET ASSETS 100%		$ 4,460,170

Legend (a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Restricted securities — Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $0 or 0.0% of
net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$ 621

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 2,565
Fidelity Securities Lending Cash Central Fund	1,661
Total	$ 4,226

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Value,
Affiliate	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Ruth’s Chris Steak
House, Inc.	$ 16,823	$ 13,394	$ 9,359	$ —	$ —

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	79.6%
Cayman Islands	2.8%
Bermuda	2.8%
Canada	2.4%
India	1.8%
Switzerland	1.8%
Netherlands Antilles	1.7%
Australia	1.6%
Netherlands	1.4%
Mexico	1.0%
Panama	1.0%
Others (individually less than 1%) .	2.1%
100.0%

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $1,167,962,000 of which $622,674,000 and $545,288,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $109,232) See accompanying schedule:
Unaffiliated issuers (cost $3,841,460)	$ 4,204,371
Affiliated Central Funds (cost $385,921)	385,921
Total Investments (cost $4,227,381)		$ 4,590,292
Receivable for investments sold		49,530
Receivable for fund shares sold		1,037
Dividends receivable		4,785
Interest receivable		608
Prepaid expenses		11
Other affiliated receivables		65
Other receivables		528
Total assets		4,646,856

Liabilities
Payable to custodian bank	$ 1,531
Payable for investments purchased	68,577
Payable for fund shares redeemed	2,517
Accrued management fee	2,580
Other affiliated payables	886
Other payables and accrued expenses	133
Collateral on securities loaned, at value	110,462
Total liabilities		186,686

Net Assets		$ 4,460,170
Net Assets consist of:
Paid in capital		$ 4,833,017
Undistributed net investment income		5,537
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(741,249)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		362,865
Net Assets, for 218,829 shares outstanding		$ 4,460,170
Net Asset Value, offering price and redemption price per
share ($4,460,170 ÷ 218,829 shares)		$ 20.38

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 24,726
Interest		71
Income from affiliated Central Funds (including $1,661
from security lending)		4,226
Total income		29,023

Expenses
Management fee
Basic fee	$ 13,159
Performance adjustment	3,016
Transfer agent fees	3,906
Accounting and security lending fees	523
Independent trustees’ compensation	10
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	224
Registration fees	28
Audit	45
Legal	38
Miscellaneous	25
Total expenses before reductions	20,983
Expense reductions	(429)	20,554

Net investment income (loss)		8,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	430,694
Other affiliated issuers	593
Foreign currency transactions	(222)
Futures contracts	(2,106)
Total net realized gain (loss)		428,959
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred for-
eign taxes of $419)	(214,214)
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation
(depreciation)		(214,231)
Net gain (loss)		214,728
Net increase (decrease) in net assets resulting from
operations		$ 223,197

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,469	$ 10,890
Net realized gain (loss)	428,959	394,470
Change in net unrealized appreciation (depreciation) .	(214,231)	131,496
Net increase (decrease) in net assets resulting
from operations	223,197	536,856
Distributions to shareholders from net investment income .	(12,074)	(28,963)
Share transactions
Proceeds from sales of shares	232,162	226,102
Reinvestment of distributions	11,979	28,765
Cost of shares redeemed	(648,867)	(693,020)
Net increase (decrease) in net assets resulting from
share transactions	(404,726)	(438,153)
Total increase (decrease) in net assets	(193,603)	69,740

Net Assets
Beginning of period	4,653,773	4,584,033
End of period (including undistributed net investment
income of $5,537 and undistributed net investment
income of $9,142, respectively)	$ 4,460,170	$ 4,653,773

Other Information
Shares
Sold	11,353	12,714
Issued in reinvestment of distributions	605	1,645
Redeemed	(32,232)	(38,879)
Net increase (decrease)	(20,274)	(24,520)

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Highlights
	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 19.46	$ 17.39	$ 15.45	$ 13.83	$ 15.84	$ 24.46
Income from Investment
Operations
Net investment
income (loss)D	.04	.04	.11E,G	.14	.21	.17
Net realized and un
realized gain (loss)	.93	2.14	1.93	1.69	(2.02)	(4.60)
Total from investment
operations	.97	2.18	2.04	1.83	(1.81)	(4.43)
Distributions from net
investment income	(.05)	(.11)	(.10)	(.21)	(.20)	(.08)
Distributions from net
realized gain	—	—	—	—	—	(4.11)
Total distributions	(.05)	(.11)	(.10)	(.21)	(.20)	(4.19)
Net asset value, end of
period	$ 20.38	$ 19.46	$ 17.39	$ 15.45	$ 13.83	$ 15.84
Total ReturnB,C	4.99%	12.61%	13.28%	13.47%	(11.57)%	(22.86)%
Ratios to Average Net AssetsF
Expenses before
reductions	.90%A	.77%	.76%	.62%	1.07%	.97%
Expenses net of fee
waivers, if any	.90%A	.77%	.76%	.62%	1.07%	.97%
Expenses net of all
reductions	.89%A	.72%	.71%	.55%	.97%	.92%
Net investment
income (loss)	.36%A	.24%	.66%G	1.00%	1.41%	.95%
Supplemental Data
Net assets, end of
period (in millions)	$ 4,460	$ 4,654	$ 4,584	$ 4,591	$ 4,443	$ 5,483
Portfolio turnover rate	107%A	119%	119%	166%	191%	187%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.07 per share.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
G As a result in the change in the estimate of the return of capital component of dividend income realized in the year ended November 30, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended November 30, 2004 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Independence Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund’s investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The fund may invest in affili ated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

20

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, market dis count, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 513,841
Unrealized depreciation	(156,787)
Net unrealized appreciation (depreciation)	$ 357,054
Cost for federal income tax purposes	$ 4,233,238

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount (“initial margin”) equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract’s terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $2,405,676 and $2,889,186, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average

Semiannual Report

22

4. Fees and Other Transactions with Affiliates continued
Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $367 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $2 and $60, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

24

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Independence Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

26

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

27 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 28

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

29 Semiannual Report

29

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1 800 544 4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FRE-USAN-0706 1.786813.103

Fidelity® Strategic Dividend & Income® Fund

Semiannual Report May, 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of the fund’s investments.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	40	Notes to the financial statements.
Board Approval of	49
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,049.40	$ 5.88
HypotheticalA	$ 1,000.00	$ 1,019.20	$ 5.79
Class T
Actual	$ 1,000.00	$ 1,047.40	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.84
Class B
Actual	$ 1,000.00	$ 1,045.30	$ 9.99
HypotheticalA	$ 1,000.00	$ 1,015.16	$ 9.85
Class C
Actual	$ 1,000.00	$ 1,044.90	$ 9.64
HypotheticalA	$ 1,000.00	$ 1,015.51	$ 9.50
Strategic Dividend & Income
Actual	$ 1,000.00	$ 1,050.00	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03
Institutional Class
Actual	$ 1,000.00	$ 1,050.80	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.15%
Class T	1.36%
Class B	1.96%
Class C	1.89%
Strategic Dividend & Income	.80%
Institutional Class	.83%

5 Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Honeywell International, Inc.	2.1	2.0
General Electric Co.	2.1	1.8
American International Group, Inc.	2.1	2.5
JPMorgan Chase & Co.	1.3	0.9
Exxon Mobil Corp.	1.2	1.7
El Paso Corp. 4.99%	1.1	1.1
Flextronics International Ltd. 1% 8/1/10	1.0	0.6
AT&T, Inc.	1.0	0.6
Vishay Intertechnology, Inc. 3.625% 8/1/23	1.0	0.5
Pfizer, Inc.	1.0	0.6
	13.9
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	30.8	32.8
Information Technology	11.9	9.5
Energy	11.6	11.9
Industrials	10.8	9.7
Consumer Discretionary	8.7	9.1

Semiannual Report 6

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 14.7%
	Principal	Value (Note 1)
	Amount
Convertible Bonds – 14.4%

CONSUMER DISCRETIONARY – 1.3%
Hotels, Restaurants & Leisure 0.7%
Carnival Corp. 1.132% 4/29/33 (d)	$ 5,820,000	$ 3,761,350
Six Flags, Inc. 4.5% 5/15/15	3,300,000	4,884,000
		8,645,350
Media – 0.6%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	700,000	507,570
5.875% 11/16/09	10,160,000	7,367,016
		7,874,586

TOTAL CONSUMER DISCRETIONARY		16,519,936

CONSUMER STAPLES 0.0%
Food & Staples Retailing – 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	577,159

ENERGY 2.4%
Energy Equipment & Services – 1.3%
Grey Wolf, Inc. 4.94% 4/1/24 (g)	2,300,000	3,244,380
Halliburton Co. 3.125% 7/15/23	4,260,000	8,589,907
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	4,065,000
		15,899,287
Oil, Gas & Consumable Fuels – 1.1%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,219,000
2.75% 11/15/35	4,700,000	4,905,860
McMoRan Exploration Co. 6% 7/2/08	3,000,000	3,896,670
		14,021,530

TOTAL ENERGY		29,920,817

FINANCIALS – 0.5%
Consumer Finance – 0.5%
American Express Co.:
1.85% 12/1/33 (d)(f)	1,800,000	1,865,340
1.85% 12/1/33 (d)	3,850,000	3,989,755
		5,855,095

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Convertible Bonds continued

HEALTH CARE – 1.2%
Biotechnology – 0.4%
Amgen, Inc. 0.375% 2/1/13 (f)	$ 5,000,000	$ 4,786,750
Life Sciences Tools & Services – 0.8%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,638,367
2.5% 10/1/23	2,400,000	3,951,840
Serologicals Corp.:
4.75% 8/15/33 (f)	770,000	1,621,543
4.75% 8/15/33	1,500,000	3,158,850
		10,370,600

TOTAL HEALTH CARE		15,157,350

INDUSTRIALS – 1.7%
Aerospace & Defense – 0.1%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,010,210
Airlines – 0.2%
US Airways Group, Inc. 7% 9/30/20 (f)	1,140,000	2,492,758
Commercial Services & Supplies – 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,107,700
Construction & Engineering – 0.2%
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	3,066,900
Electrical Equipment – 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,074,000
Industrial Conglomerates – 0.5%
Tyco International Group SA yankee 3.125% 1/15/23 .	5,310,000	6,779,808
Marine – 0.4%
OMI Corp. 2.875% 12/1/24	6,300,000	5,586,840

TOTAL INDUSTRIALS		22,118,216

INFORMATION TECHNOLOGY – 6.9%
Communications Equipment – 2.1%
CIENA Corp. 0.25% 5/1/13	1,560,000	1,426,152
Comverse Technology, Inc. 0% 5/15/23	2,000,000	2,627,600
Finisar Corp. 2.5% 10/15/10	6,920,000	9,826,400
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	5,068,750
Juniper Networks, Inc. 0% 6/15/08	7,260,000	7,294,122
		26,243,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 0.6%
Hutchinson Technology, Inc. 2.25% 3/15/10	$ 3,000,000	$ 2,843,580
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,664,171
SanDisk Corp. 1% 5/15/13	3,000,000	2,827,500
		7,335,251
Electronic Equipment & Instruments – 2.1%
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,190,841
Flextronics International Ltd. 1% 8/1/10	13,420,000	12,732,896
Vishay Intertechnology, Inc. 3.625% 8/1/23	11,560,000	12,066,328
		25,990,065
Internet Software & Services – 0.4%
aQuantive, Inc. 2.25% 8/15/24	2,800,000	5,628,000
IT Services – 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)	1,240,000	1,630,228
4.125% 8/15/23	3,470,000	4,562,009
		6,192,237
Semiconductors & Semiconductor Equipment – 1.2%
Amkor Technology, Inc. 2.5% 5/15/11 (f)	2,000,000	1,849,440
EMCORE Corp. 5% 5/15/11	1,000,000	1,322,500
Intel Corp. 2.95% 12/15/35	2,000,000	1,658,860
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	5,467,566
1.875% 12/15/25 (f)	1,250,000	1,321,425
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,581,310
		15,201,101

TOTAL INFORMATION TECHNOLOGY		86,589,678

TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.4%
Broadwing Corp. 3.125% 5/15/26 (f)	3,000,000	2,917,500
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,105,000
		5,022,500

TOTAL CONVERTIBLE BONDS		181,760,751

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – 0.3%

FINANCIALS – 0.3%
Diversified Financial Services – 0.2%
Wachovia Capital Trust III 5.8% (g)	$ 2,000,000	$ 1,943,692
Thrifts & Mortgage Finance – 0.1%
Washington Mutual Preferred Funding Trust I
6.534% (f)(g)	2,000,000	1,922,120

TOTAL FINANCIALS		3,865,812

TOTAL CORPORATE BONDS
(Cost $180,705,621)		185,626,563

Common Stocks 68.2%
	Shares

CONSUMER DISCRETIONARY – 7.1%
Automobiles – 0.1%
General Motors Corp.	25,000	673,250
Hyundai Motor Co.	7,000	539,145
Renault SA	3,000	344,905
		1,557,300
Diversified Consumer Services – 0.4%
Apollo Group, Inc. Class A (a)	7,000	366,170
Coinmach Service Corp. unit	156,800	2,684,416
Service Corp. International (SCI)	188,600	1,506,914
		4,557,500
Hotels, Restaurants & Leisure 1.0%
Centerplate, Inc. unit	318,800	4,479,140
Gaylord Entertainment Co. (a)	31,000	1,358,420
McDonald’s Corp.	110,800	3,675,236
Starwood Hotels & Resorts Worldwide, Inc.	53,000	3,238,300
Tim Hortons, Inc.	1,500	39,675
		12,790,771
Household Durables – 0.4%
Sony Corp. sponsored ADR	74,000	3,342,580
Whirlpool Corp.	17,000	1,528,640
		4,871,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail 0.2%
Coldwater Creek, Inc. (a)	60,000	$ 1,542,000
Expedia, Inc. (a)	23,750	337,488
		1,879,488
Leisure Equipment & Products – 0.6%
Eastman Kodak Co.	278,000	6,702,580
Leapfrog Enterprises, Inc. Class A (a)(e)	25,000	256,250
		6,958,830
Media – 1.9%
CBS Corp. Class B	26,565	688,299
Clear Channel Communications, Inc.	25,500	785,400
Clear Channel Outdoor Holding, Inc. Class A	40,000	881,200
Comcast Corp. Class A (a)	142,000	4,562,460
Lamar Advertising Co. Class A (a)	49,000	2,671,480
Live Nation, Inc. (a)	15,650	356,820
News Corp. Class A	120,400	2,296,028
Sun TV Ltd.	397	10,379
The Walt Disney Co.	197,500	6,023,750
Time Warner, Inc.	115,900	1,994,639
Univision Communications, Inc. Class A (a)	89,000	3,199,550
Viacom, Inc. Class B (non-vtg.) (a)	11,565	436,579
		23,906,584
Multiline Retail – 0.9%
99 Cents Only Stores (a)	85,000	950,300
Family Dollar Stores, Inc.	66,000	1,648,680
Federated Department Stores, Inc.	70,000	5,098,100
KarstadtQuelle AG (a)(e)	40,000	1,113,028
Kohl’s Corp. (a)	28,000	1,503,320
Lotte Shopping Co. Ltd. GDR (a)(f)	46,000	816,500
Saks, Inc.	48,000	770,400
		11,900,328
Specialty Retail – 1.5%
Best Buy Co., Inc.	70,500	3,736,500
Casual Male Retail Group, Inc. (a)	60,000	585,000
Charlotte Russe Holding, Inc. (a)	40,000	849,200
Circuit City Stores, Inc.	26,200	787,310
Eddie Bauer Holdings, Inc. (a)	20,000	300,000
Gymboree Corp. (a)	74,000	2,618,860
Home Depot, Inc.	136,100	5,188,132
Lithia Motors, Inc. Class A (sub. vtg.)	15,000	480,000

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Maidenform Brands, Inc.	3,500	$ 43,400
Office Depot, Inc. (a)	14,000	581,980
OfficeMax, Inc.	10,000	413,300
Pier 1 Imports, Inc.	30,000	254,700
Staples, Inc.	60,000	1,409,400
TJX Companies, Inc.	20,000	474,200
Too, Inc. (a)	30,000	1,230,000
		18,951,982
Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp. (a)	36,000	1,276,560
VF Corp.	7,000	440,510
		1,717,070

TOTAL CONSUMER DISCRETIONARY		89,091,073

CONSUMER STAPLES 3.3%
Beverages – 0.3%
Diageo PLC sponsored ADR	13,000	860,470
The Coca-Cola Co.	60,000	2,641,800
		3,502,270
Food & Staples Retailing – 1.0%
Carrefour SA	10,000	579,969
CVS Corp.	56,000	1,562,400
Kroger Co.	266,000	5,349,260
Safeway, Inc.	68,600	1,617,588
Wal-Mart Stores, Inc.	58,000	2,810,100
		11,919,317
Food Products 0.4%
B&G Foods, Inc. unit	156,900	2,416,260
McCormick & Co., Inc. (non-vtg.)	47,000	1,619,150
Nestle SA (Reg.)	4,000	1,193,417
		5,228,827
Household Products – 0.7%
Colgate-Palmolive Co.	145,900	8,803,606
Personal Products 0.5%
Alberto-Culver Co.	11,000	511,610
Avon Products, Inc.	191,000	6,054,700
		6,566,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Tobacco 0.4%
Altria Group, Inc.	77,300	$ 5,592,655

TOTAL CONSUMER STAPLES		41,612,985

ENERGY 7.0%
Energy Equipment & Services – 2.8%
BJ Services Co.	52,800	1,935,120
FMC Technologies, Inc. (a)	31,000	2,068,940
GlobalSantaFe Corp.	33,800	2,032,394
Halliburton Co.	135,200	10,084,568
National Oilwell Varco, Inc. (a)	130,514	8,621,755
Pride International, Inc. (a)	108,000	3,493,800
Schlumberger Ltd. (NY Shares)	62,000	4,065,340
Smith International, Inc.	71,000	2,908,160
		35,210,077
Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	108,100	6,463,299
ConocoPhillips	32,400	2,050,596
CONSOL Energy, Inc.	19,000	1,676,750
El Paso Corp.	157,000	2,444,490
EOG Resources, Inc.	20,000	1,313,200
Exxon Mobil Corp.	257,300	15,672,143
Hess Corp.	17,000	2,550,000
Hugoton Royalty Trust	2,980	82,486
International Coal Group, Inc. (a)	47,500	419,425
Massey Energy Co.	45,000	1,679,400
Occidental Petroleum Corp.	31,000	3,071,790
OMI Corp.	50,000	932,000
Quicksilver Resources, Inc. (a)	108,450	3,803,342
Teekay Shipping Corp.	142,050	5,291,363
Ultra Petroleum Corp. (a)	11,000	633,050
Valero Energy Corp.	63,000	3,865,050
XTO Energy, Inc.	45,000	1,854,900
		53,803,284

TOTAL ENERGY		89,013,361

FINANCIALS – 24.6%
Capital Markets 2.5%
Bear Stearns Companies, Inc.	8,200	1,096,750

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets continued
Charles Schwab Corp.	157,000	$ 2,615,620
Investors Financial Services Corp.	34,000	1,487,160
KKR Private Equity Investors, L.P. Restricted Depositary Units (h)	36,000	866,520
Lehman Brothers Holdings, Inc.	14,800	985,828
Merrill Lynch & Co., Inc.	17,100	1,238,211
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	6,989,709
Morgan Stanley	92,000	5,485,040
Nomura Holdings, Inc.	117,000	2,304,900
State Street Corp.	83,000	5,154,300
TradeStation Group, Inc. (a)	75,000	1,043,250
UBS AG (NY Shares)	20,000	2,264,400
		31,531,688
Commercial Banks – 1.2%
Bank of China Ltd. (H Shares)	973,000	369,983
Kookmin Bank sponsored ADR	21,000	1,690,080
Mizuho Financial Group, Inc.	170	1,386,347
Standard Chartered PLC (United Kingdom)	25,000	613,844
UCBH Holdings, Inc.	68,600	1,212,848
Wachovia Corp.	136,884	7,323,294
Wells Fargo & Co.	40,800	2,707,896
		15,304,292
Consumer Finance – 0.2%
Capital One Financial Corp.	28,000	2,317,560
Diversified Financial Services – 3.1%
Bank of America Corp.	220,814	10,687,398
CBOT Holdings, Inc. Class A	300	31,338
Citigroup, Inc.	240,000	11,832,000
IntercontinentalExchange, Inc.	1,400	77,980
JPMorgan Chase & Co.	393,904	16,796,067
		39,424,783
Insurance – 4.7%
ACE Ltd.	150,200	7,775,854
American International Group, Inc.	427,000	25,961,600
Aspen Insurance Holdings Ltd.	50,000	1,083,500
Endurance Specialty Holdings Ltd.	18,000	549,900
Hartford Financial Services Group, Inc.	87,000	7,650,780
Hilb Rogal & Hobbs Co.	38,000	1,478,580
Montpelier Re Holdings Ltd.	20,000	311,600
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	6,500	881,009
Navigators Group, Inc. (a)	7,000	288,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
PartnerRe Ltd.	68,000	$ 4,176,560
Platinum Underwriters Holdings Ltd.	58,700	1,581,378
Scottish Re Group Ltd.	35,000	679,700
Swiss Reinsurance Co. (Reg.)	12,000	843,600
W.R. Berkley Corp.	124,050	4,263,599
XL Capital Ltd. Class A	33,000	2,088,240
		59,614,440
Real Estate Investment Trusts 11.4%
Alexandria Real Estate Equities, Inc.	22,300	1,872,308
Annaly Mortgage Management, Inc.	50,000	650,000
Apartment Investment & Management Co. Class A	22,700	981,775
AvalonBay Communities, Inc.	37,960	4,035,148
Boston Properties, Inc.	72,714	6,155,240
CBL & Associates Properties, Inc.	117,940	4,412,135
CentraCore Properties Trust	41,700	1,009,974
Columbia Equity Trust, Inc.	99,000	1,502,820
Corporate Office Properties Trust (SBI)	41,400	1,635,300
Developers Diversified Realty Corp.	15,700	803,055
Duke Realty Corp.	176,188	5,979,821
Equity Lifestyle Properties, Inc.	61,360	2,647,684
Equity Office Properties Trust	211,710	7,124,042
Equity Residential (SBI)	193,380	8,528,058
Federal Realty Investment Trust (SBI)	11,200	765,856
General Growth Properties, Inc.	210,525	9,212,574
GMH Communities Trust	107,300	1,223,220
Health Care REIT, Inc.	21,100	715,079
Healthcare Realty Trust, Inc.	52,000	1,698,320
HomeBanc Mortgage Corp., Georgia	53,300	415,740
Host Hotels & Resorts, Inc.	352,145	7,067,550
Inland Real Estate Corp.	192,040	2,719,286
Innkeepers USA Trust (SBI)	36,200	561,824
Kilroy Realty Corp.	10,120	671,260
Kimco Realty Corp.	162,180	5,814,153
Longview Fibre Co.	6,000	153,240
Mission West Properties, Inc.	77,200	827,584
National Health Investors, Inc.	20,300	543,228
National Health Realty, Inc.	13,500	236,790
Newcastle Investment Corp.	27,700	681,420
Pan Pacific Retail Properties, Inc.	56,510	3,744,918
Pennsylvania (REIT) (SBI)	19,000	708,700

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate Investment Trusts continued
Plum Creek Timber Co., Inc.	4,580	$ 163,735
Potlatch Corp.	10,130	381,597
ProLogis Trust	194,565	9,621,239
Public Storage, Inc.	56,540	4,052,787
Rayonier, Inc.	33,620	1,307,482
Reckson Associates Realty Corp.	83,160	3,196,670
Shurgard Storage Centers, Inc. Class A	6,300	365,715
Simon Property Group, Inc.	88,910	7,079,903
SL Green Realty Corp.	46,200	4,583,502
Sovran Self Storage, Inc.	40,700	1,919,819
Tanger Factory Outlet Centers, Inc.	70,100	2,128,937
Taubman Centers, Inc.	26,700	1,038,630
Trizec Properties, Inc.	275,550	6,500,225
United Dominion Realty Trust, Inc. (SBI)	251,120	6,782,751
Ventas, Inc.	139,250	4,517,270
Vornado Realty Trust	59,050	5,308,005
		144,046,369
Thrifts & Mortgage Finance – 1.5%
Doral Financial Corp.	123,900	934,206
Fannie Mae	177,400	8,825,650
Freddie Mac	84,900	5,097,396
Golden West Financial Corp., Delaware	19,500	1,425,450
Hudson City Bancorp, Inc.	111,000	1,519,590
W Holding Co., Inc.	24,480	182,621
		17,984,913

TOTAL FINANCIALS		310,224,045

HEALTH CARE – 5.9%
Biotechnology – 0.8%
Alkermes, Inc. (a)	12,000	237,840
Alnylam Pharmaceuticals, Inc. (a)	105,000	1,552,950
Biogen Idec, Inc. (a)	38,300	1,785,929
Cephalon, Inc. (a)(e)	99,000	5,912,280
Neurocrine Biosciences, Inc. (a)	37,000	729,270
ONYX Pharmaceuticals, Inc. (a)	12,000	239,880
Theravance, Inc. (a)	9,100	217,672
		10,675,821
Health Care Equipment & Supplies – 1.2%
Aspect Medical Systems, Inc. (a)	15,000	294,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Baxter International, Inc.	200,600	$ 7,562,620
Boston Scientific Corp. (a)	82,000	1,695,760
C.R. Bard, Inc.	18,000	1,332,180
Cooper Companies, Inc.	8,000	378,800
Hologic, Inc. (a)	10,000	394,900
Inverness Medical Innovations, Inc. (a)	50,000	1,442,500
Medtronic, Inc.	30,500	1,539,945
Varian Medical Systems, Inc. (a)	5,000	234,500
		14,875,505
Health Care Providers & Services – 0.2%
American Retirement Corp. (a)	11,400	367,194
Chemed Corp.	19,000	1,023,150
HCA, Inc.	7,000	311,150
Healthspring, Inc.	2,100	35,154
UnitedHealth Group, Inc.	17,000	747,320
Visicu, Inc.	1,300	24,102
		2,508,070
Health Care Technology – 0.1%
Emdeon Corp. (a)	50,000	580,500
IMS Health, Inc.	10,000	269,800
WebMD Health Corp. Class A	21,800	855,650
		1,705,950
Life Sciences Tools & Services – 1.0%
Dionex Corp. (a)	15,000	807,900
Illumina, Inc. (a)	24,000	655,920
PerkinElmer, Inc.	43,000	896,980
Thermo Electron Corp. (a)	120,000	4,408,800
Varian, Inc. (a)	34,000	1,496,340
Waters Corp. (a)	101,000	4,206,650
		12,472,590
Pharmaceuticals – 2.6%
Allergan, Inc.	8,500	805,970
Bristol-Myers Squibb Co.	113,000	2,774,150
Johnson & Johnson	36,000	2,167,920
Merck & Co., Inc.	196,000	6,524,840
Pfizer, Inc.	509,000	12,042,940
Schering-Plough Corp.	178,600	3,404,116

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,000	$ 618,970
Wyeth	97,200	4,445,928
		32,784,834

TOTAL HEALTH CARE		75,022,770

INDUSTRIALS – 8.9%
Aerospace & Defense – 3.2%
EADS NV	27,900	994,112
General Dynamics Corp.	37,400	2,380,136
Goodrich Corp.	49,000	2,088,870
Hexcel Corp. (a)	172,000	3,539,760
Honeywell International, Inc.	652,300	26,861,712
Raytheon Co.	36,300	1,664,355
Rockwell Collins, Inc.	21,000	1,146,600
United Technologies Corp.	25,000	1,563,000
		40,238,545
Air Freight & Logistics – 0.1%
EGL, Inc. (a)	20,500	923,935
Airlines – 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900	871,264
AirTran Holdings, Inc. (a)	95,000	1,168,500
JetBlue Airways Corp. (a)	55,000	573,100
Southwest Airlines Co.	79,100	1,273,510
UAL Corp. (a)	26,000	765,180
US Airways Group, Inc. (a)	10,500	490,350
		5,141,904
Building Products 0.5%
Goodman Global, Inc.	10,900	184,755
Masco Corp.	195,000	6,048,900
		6,233,655
Commercial Services & Supplies – 0.8%
Allied Waste Industries, Inc. (a)	140,000	1,670,200
Cendant Corp.	120,000	1,940,400
Cintas Corp.	42,000	1,779,120
Robert Half International, Inc.	65,200	2,675,808
The Brink’s Co.	38,000	2,088,100
		10,153,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	20,000	$ 453,600
Fluor Corp.	38,100	3,339,846
Jacobs Engineering Group, Inc. (a)	15,000	1,170,450
		4,963,896
Electrical Equipment – 0.3%
ABB Ltd. sponsored ADR	85,000	1,072,700
Cooper Industries Ltd. Class A	13,000	1,157,780
Rockwell Automation, Inc.	30,000	2,048,400
		4,278,880
Industrial Conglomerates – 2.6%
General Electric Co.	774,200	26,524,092
Smiths Group PLC	76,000	1,260,638
Textron, Inc.	18,700	1,700,391
Tyco International Ltd.	150,800	4,088,188
		33,573,309
Machinery – 0.4%
Atlas Copco AB (A Shares)	12,000	325,467
Deere & Co.	39,000	3,338,400
Flowserve Corp. (a)	18,000	957,240
Watts Water Technologies, Inc. Class A	17,000	582,760
		5,203,867
Road & Rail 0.0%
Old Dominion Freight Lines, Inc. (a)	12,000	369,720
Trading Companies & Distributors – 0.1%
Interline Brands, Inc. (a)	45,000	1,095,300
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	23,600	785,880

TOTAL INDUSTRIALS		112,962,519

INFORMATION TECHNOLOGY – 5.0%
Communications Equipment – 0.8%
Alcatel SA sponsored ADR (a)	105,000	1,393,350
Comverse Technology, Inc. (a)	22,000	495,440
Dycom Industries, Inc. (a)	55,000	1,184,700
Extreme Networks, Inc. (a)	100,000	444,000
Lucent Technologies, Inc. (a)	350,000	892,500
MasTec, Inc. (a)	70,000	900,900
Motorola, Inc.	55,000	1,159,950

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Nokia Corp. sponsored ADR	131,000	$ 2,812,570
Nortel Networks Corp. (a)	505,000	1,201,081
		10,484,491
Computers & Peripherals – 1.1%
Diebold, Inc.	22,000	935,220
EMC Corp. (a)	68,000	870,400
Hewlett-Packard Co.	305,900	9,905,042
Seagate Technology	100,500	2,346,675
		14,057,337
Electronic Equipment & Instruments – 0.9%
Agilent Technologies, Inc. (a)	102,100	3,562,269
Amphenol Corp. Class A	14,000	777,700
Avnet, Inc. (a)	5,000	110,400
Molex, Inc.	51,000	1,810,500
Symbol Technologies, Inc.	210,000	2,492,700
Vishay Intertechnology, Inc. (a)	127,000	2,063,750
		10,817,319
Internet Software & Services – 0.2%
eBay, Inc. (a)	19,500	639,795
Google, Inc. Class A (sub. vtg.) (a)	6,350	2,361,057
		3,000,852
IT Services – 0.4%
First Data Corp.	53,000	2,443,830
Infosys Technologies Ltd. sponsored ADR	6,000	423,600
Mastercard, Inc. Class A	20,000	898,800
Paychex, Inc.	24,000	881,040
Satyam Computer Services Ltd. sponsored ADR	10,000	321,700
		4,968,970
Office Electronics – 0.2%
Xerox Corp. (a)	97,000	1,331,810
Zebra Technologies Corp. Class A (a)	31,000	1,094,610
		2,426,420
Semiconductors & Semiconductor Equipment – 0.7%
Applied Materials, Inc.	45,000	760,950
Freescale Semiconductor, Inc. Class A (a)	51,500	1,587,745
Intel Corp.	20,000	360,400
Marvell Technology Group Ltd. (a)	27,000	1,287,090
Micron Technology, Inc. (a)	125,000	2,070,000
Samsung Electronics Co. Ltd.	1,480	949,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Spansion, Inc.	12,900	$ 232,587
Teradyne, Inc. (a)	50,000	778,500
Xilinx, Inc.	25,000	650,000
		8,676,419
Software 0.7%
BEA Systems, Inc. (a)	115,000	1,559,400
Electronic Arts, Inc. (a)	16,000	673,120
Macrovision Corp. (a)	35,000	788,900
Microsoft Corp.	37,400	847,110
NAVTEQ Corp. (a)	18,000	751,500
Oracle Corp. (a)	33,000	469,260
Symantec Corp. (a)	175,000	2,730,000
Ubisoft Entertainment SA (a)	15,000	769,404
		8,588,694

TOTAL INFORMATION TECHNOLOGY		63,020,502

MATERIALS 3.6%
Chemicals – 1.9%
Ashland, Inc.	37,000	2,312,500
Chemtura Corp.	85,100	836,533
Cytec Industries, Inc.	31,000	1,784,980
Dow Chemical Co.	29,000	1,156,230
E.I. du Pont de Nemours & Co.	138,600	5,894,658
Ecolab, Inc.	52,100	2,016,791
Georgia Gulf Corp.	28,000	902,440
Lyondell Chemical Co.	120,000	2,904,000
NOVA Chemicals Corp.	37,000	1,125,875
Praxair, Inc.	55,000	2,898,500
Rohm & Haas Co.	47,000	2,369,270
		24,201,777
Containers & Packaging – 0.5%
Ball Corp.	15,000	561,300
Owens Illinois, Inc. (a)	79,000	1,343,000
Packaging Corp. of America	84,400	1,797,720
Smurfit-Stone Container Corp. (a)	185,000	2,214,450
		5,916,470
Metals & Mining – 1.2%
Alcoa, Inc.	136,000	4,313,920

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
Allegheny Technologies, Inc.	19,000	$ 1,208,970
Freeport-McMoRan Copper & Gold, Inc. Class B	16,000	895,840
Mittal Steel Co. NV Class A (NY Shares)	55,000	1,813,900
Newmont Mining Corp.	95,800	4,995,970
Oregon Steel Mills, Inc. (a)	40,000	1,877,200
		15,105,800

TOTAL MATERIALS		45,224,047

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	479,700	12,500,982
CenturyTel, Inc.	48,689	1,740,632
Covad Communications Group, Inc. (a)	320,000	665,600
Embarq Corp. (a)	597	24,877
TELUS Corp.	29,000	1,206,084
Verizon Communications, Inc.	99,600	3,108,516
		19,246,691
Wireless Telecommunication Services – 0.7%
American Tower Corp. Class A (a)	90,000	2,787,300
Dobson Communications Corp. Class A (a)	50,000	429,500
Sprint Nextel Corp.	238,885	5,066,751
		8,283,551

TOTAL TELECOMMUNICATION SERVICES		27,530,242

UTILITIES – 0.6%
Electric Utilities – 0.2%
Exelon Corp.	15,000	849,150
PPL Corp.	50,600	1,506,362
Westar Energy, Inc.	20,000	426,200
		2,781,712
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	55,600	1,023,040
Mirant Corp. (a)	68,377	1,701,220
		2,724,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – continued
Multi-Utilities – 0.2%
CMS Energy Corp. (a)	94,700	$ 1,215,948
PG&E Corp.	35,200	1,396,736
		2,612,684

TOTAL UTILITIES		8,118,656

TOTAL COMMON STOCKS
(Cost $769,371,365)		861,820,200

Preferred Stocks 12.8%

Convertible Preferred Stocks 4.5%

CONSUMER DISCRETIONARY – 0.2%
Hotels, Restaurants & Leisure 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,955,855
Media – 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	461,550

TOTAL CONSUMER DISCRETIONARY		2,417,405

ENERGY 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Chesapeake Energy Corp. 4.50%	15,000	1,392,150
El Paso Corp. 4.99% (f)	10,000	13,496,700
Valero Energy Corp. 2.00%	96,600	11,746,560
		26,635,410

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,912,500
INDUSTRIALS – 0.2%
Road & Rail 0.2%
Kansas City Southern:
4.25%	1,370	1,217,478
5.125%	1,000	1,086,880
		2,304,358

MATERIALS 1.0%
Chemicals – 0.6%
Celanese Corp. 4.25%	252,600	7,383,498

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks continued

MATERIALS – continued
Containers & Packaging – 0.3%
Owens Illinois, Inc. 4.75%	113,510	$ 3,935,392
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	1,050	1,322,969

TOTAL MATERIALS		12,641,859

UTILITIES – 0.9%
Electric Utilities – 0.5%
AES Trust VII 6.00%	140,500	6,779,125
Independent Power Producers & Energy Traders – 0.4%
NRG Energy, Inc.:
4.00% (f)	3,900	4,700,592
Series A, 5.75%	1,000	252,760
		4,953,352

TOTAL UTILITIES		11,732,477

TOTAL CONVERTIBLE PREFERRED STOCKS		57,644,009
Nonconvertible Preferred Stocks 8.3%

CONSUMER DISCRETIONARY – 0.1%
Household Durables – 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	920,400
CONSUMER STAPLES 0.1%
Food Products 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,012,100
ENERGY 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	934,669
FINANCIALS – 5.3%
Capital Markets 1.2%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	753,750
Series G, 5.49%	15,000	666,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,072,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Capital Markets continued
Goldman Sachs Group, Inc.: – continued
Series C, 4.9931%	40,000	$ 1,033,200
Lehman Brothers Holdings, Inc. (depositary shares) Series F,
6.50%	169,015	4,272,699
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	2,989,200
Morgan Stanley Capital Trust IV 6.60%	80,000	1,940,000
		14,726,849
Commercial Banks – 1.4%
ABN AMRO Capital Funding Trust V 5.90%	20,000	449,800
ABN Amro Capital Funding Trust VII 6.08%	40,400	932,028
Barclays Bank PLC Series 2, 6.625%	40,000	989,200
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,125,000
HSBC USA, Inc.:
Series F, 3.87%	160,000	4,121,600
Series G, 4.9175%	80,000	2,072,000
Series H, 6.50%	40,000	1,004,000
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,735,000
U.S. Bancorp, Delaware Series B, 5.56%	40,000	1,018,800
		17,447,428
Consumer Finance – 0.3%
SLM Corp.:
4.07%	10,000	1,035,000
Series A, 6.97%	43,400	2,321,900
		3,356,900
Diversified Financial Services – 0.1%
CIT Group, Inc. Series B, 5.189%	15,000	1,465,650
Insurance – 0.1%
AmerUs Group Co. 7.25%	40,000	1,010,000
MetLife, Inc. Series A, 4.39%	40,000	1,024,800
		2,034,800
Real Estate Investment Trusts 0.4%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,979,740
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,212,980
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	542,000
Vornado Realty Trust Series E, 7.00%	40,000	990,000
		5,724,720

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Thrifts & Mortgage Finance – 1.8%
Fannie Mae:
7.00%	42,200	$ 2,315,936
Series H, 5.81%	69,200	3,197,040
Series L, 5.125%	90,900	3,840,525
Series N, 5.50%	71,650	3,181,260
Freddie Mac:
Series F, 5.00%	58,500	2,310,750
Series H, 5.10%	10,300	434,660
Series K, 5.79%	35,200	1,689,600
Series O, 5.81%	19,500	955,500
Series R, 5.70%	57,000	2,636,250
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,054,400
		22,615,921

TOTAL FINANCIALS		67,372,268

MATERIALS 0.1%
Chemicals – 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	787,050
Metals & Mining – 0.0%
Alcoa, Inc. 3.75%	6,400	460,800

TOTAL MATERIALS		1,247,850

UTILITIES – 2.6%
Electric Utilities – 2.3%
Alabama Power Co. 5.30%	88,600	2,067,924
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,031,250
Duquesne Light Co. 6.50%	106,050	5,376,735
Entergy Louisiana LLC 6.95% (f)	7,500	750,000
FPL Group Capital Trust I 5.875%	20,000	454,000
Heco Capital Trust III 6.50%	12,000	301,200
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	348,985
Series B, 5.50%	61,900	1,386,560
Series D 5.00%	69,200	1,453,200
PPL Electric Utilities Corp. 6.25%	80,000	1,956,000
Southern California Edison Co.:
4.78%	46,500	956,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

UTILITIES – continued
Electric Utilities – continued
Southern California Edison Co.: – continued
5.349%	40,000	$ 4,000,000
6.125%	30,000	3,045,000
Series B, 4.08%	27,271	518,149
Series C:
4.24%	94,600	1,811,590
6.00%	20,000	1,870,000
Series D, 4.32%	70,000	1,351,000
		28,678,098
Multi-Utilities – 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,497,335
San Diego Gas & Electric Co. 1.70%	67,548	1,752,026
		4,249,361

TOTAL UTILITIES		32,927,459

TOTAL NONCONVERTIBLE PREFERRED STOCKS		104,414,746

TOTAL PREFERRED STOCKS
(Cost $151,325,497)		162,058,755

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 4.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.03% (b)	56,869,836	$ 56,869,836
Fidelity Securities Lending Cash Central Fund,
5.09% (b)(c)	3,248,350	3,248,350
TOTAL MONEY MARKET FUNDS
(Cost $60,118,186)		60,118,186

TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $1,161,520,669)		1,269,623,704

NET OTHER ASSETS – (0.5)%		(5,966,283)
NET ASSETS 100%		$ 1,263,657,421

Security Type Abbreviations
PIERS	—	Preferred Income Equity
Redeemable Securities

TIDES	—	Term Income Deferred
Equity Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(e) Security or a portion of the security is on
loan at period end.

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $64,105,234 or
5.1% of net assets.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $866,520 or
0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost

KKR Private
Equity Investors,
L.P. Restricted
Depositary Units	5/3/06	$ 900,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 1,054,096
Fidelity Securities Lending Cash Central Fund	42,414
Total	$ 1,096,510

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA,AA,A	1.5%
BBB	1.3%
BB	3.4%
B	3.4%
CCC,CC,C	1.6%
Not Rated	3.5%
Equities	81.0%
Short Term Investments and Net
Other Assets	4.3%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $3,263,042) See accompanying
schedule:
Unaffiliated issuers (cost $1,101,402,483)	$1,209,505,518
Affiliated Central Funds (cost $60,118,186)	60,118,186
Total Investments (cost $1,161,520,669)		$1,269,623,704
Cash		70
Receivable for investments sold		1,579,724
Receivable for fund shares sold		1,907,302
Dividends receivable		1,709,903
Interest receivable		1,193,044
Prepaid expenses		2,263
Other receivables		11,885
Total assets		1,276,027,895

Liabilities
Payable for investments purchased	$ 5,416,900
Payable for fund shares redeemed	2,719,673
Accrued management fee	606,653
Distribution fees payable	119,233
Other affiliated payables	229,820
Other payables and accrued expenses	29,845
Collateral on securities loaned, at value	3,248,350
Total liabilities		12,370,474

Net Assets		$ 1,263,657,421
Net Assets consist of:
Paid in capital		$1,125,081,398
Undistributed net investment income		4,442,344
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		26,021,608
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		108,112,071
Net Assets		$ 1,263,657,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Assets and Liabilities continued
May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($51,714,497 ÷ 4,117,944 shares)	$ 12.56

Maximum offering price per share (100/94.25 of $12.56)	$ 13.33
Class T:
Net Asset Value and redemption price per share
($96,538,937 ÷ 7,696,241 shares)	$ 12.54

Maximum offering price per share (100/96.50 of $12.54)	$ 12.99
Class B:
Net Asset Value and offering price per share
($20,480,823 ÷ 1,636,295 shares)A	$ 12.52

Class C:
Net Asset Value and offering price per share
($61,205,772 ÷ 4,888,819 shares)A	$ 12.52

Strategic Dividend & Income:
Net Asset Value, offering price and redemption price per
share ($1,022,461,679 ÷ 81,185,579 shares)	$ 12.59

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($11,255,713 ÷ 894,303 shares)	$ 12.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 11,482,830
Interest		2,378,855
Income from affiliated Central Funds		1,096,510
Total income		14,958,195

Expenses
Management fee	$ 3,219,450
Transfer agent fees	1,075,540
Distribution fees	665,761
Accounting and security lending fees	196,599
Independent trustees’ compensation	2,150
Custodian fees and expenses	26,709
Registration fees	98,507
Audit	25,208
Legal	12,734
Miscellaneous	6,446
Total expenses before reductions	5,329,104
Expense reductions	(47,597)	5,281,507

Net investment income (loss)		9,676,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,108,832
Foreign currency transactions	(2,727)
Total net realized gain (loss)		28,106,105
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred
foreign taxes of $323)	9,431,939
Assets and liabilities in foreign currencies	9,359
Total change in net unrealized appreciation
(depreciation)		9,441,298
Net gain (loss)		37,547,403
Net increase (decrease) in net assets resulting from
operations		$ 47,224,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,676,688	$ 14,989,949
Net realized gain (loss)	28,106,105	18,712,281
Change in net unrealized appreciation (depreciation) .	9,441,298	59,561,296
Net increase (decrease) in net assets resulting
from operations	47,224,091	93,263,526
Distributions to shareholders from net investment income .	(8,360,011)	(14,194,615)
Distributions to shareholders from net realized gain	(10,685,908)	—
Total distributions	(19,045,919)	(14,194,615)
Share transactions - net increase (decrease)	239,305,650	335,336,361
Total increase (decrease) in net assets	267,483,822	414,405,272

Net Assets
Beginning of period	996,173,599	581,768,327
End of period (including undistributed net investment
income of $4,442,344 and undistributed net invest-
ment income of $3,125,667, respectively)	$ 1,263,657,421	$ 996,173,599

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class A

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.18	.16
Net realized and unrealized gain (loss)	.51	1.10	1.04
Total from investment operations	.60	1.28	1.20
Distributions from net investment income	(.09)	(.19)	(.11)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.22)	(.19)	(.11)
Net asset value, end of period	$ 12.56	$ 12.18	$ 11.09
Total ReturnB,C,D	4.94%	11.63%	12.01%
Ratios to Average Net AssetsG
Expenses before reductions	1.15%A	1.16%	1.20%A
Expenses net of fee waivers, if any	1.15%A	1.16%	1.20%A
Expenses net of all reductions	1.14%A	1.13%	1.17%A
Net investment income (loss)	1.49%A	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,714	$ 38,886	$ 21,985
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class T

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.16	.13
Net realized and unrealized gain (loss)	.49	1.09	1.04
Total from investment operations	.57	1.25	1.17
Distributions from net investment income	(.07)	(.16)	(.09)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.20)	(.16)	(.09)
Net asset value, end of period	$ 12.54	$ 12.17	$ 11.08
Total ReturnB,C,D	4.74%	11.43%	11.75%
Ratios to Average Net AssetsG
Expenses before reductions	1.36%A	1.38%	1.45%A
Expenses net of fee waivers, if any	1.36%A	1.38%	1.45%A
Expenses net of all reductions	1.35%A	1.35%	1.42%A
Net investment income (loss)	1.28%A	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,539	$ 79,920	$ 36,526
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Class B

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.09	.09
Net realized and unrealized gain (loss)	.51	1.09	1.03
Total from investment operations	.55	1.18	1.12
Distributions from net investment income	(.04)	(.10)	(.06)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.17)	(.10)	(.06)
Net asset value, end of period	$ 12.52	$ 12.14	$ 11.06
Total ReturnB,C,D	4.53%	10.73%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.96%A	1.96%	1.99%A
Expenses net of fee waivers, if any	1.96%A	1.95%	1.95%A
Expenses net of all reductions	1.96%A	1.93%	1.92%A
Net investment income (loss)	.67%A	.81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,481	$ 19,744	$ 13,457
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Class C

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.10	.09
Net realized and unrealized gain (loss)	.49	1.09	1.03
Total from investment operations	.54	1.19	1.12
Distributions from net investment income	(.04)	(.10)	(.06)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.17)	(.10)	(.06)
Net asset value, end of period	$ 12.52	$ 12.15	$ 11.06
Total ReturnB,C,D	4.49%	10.85%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.89%A	1.90%	1.94%A
Expenses net of fee waivers, if any	1.89%A	1.90%	1.94%A
Expenses net of all reductions	1.88%A	1.87%	1.92%A
Net investment income (loss)	.75%A	.86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,206	$ 49,713	$ 28,795
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Highlights Strategic Dividend & Income

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.22	.19
Net realized and unrealized gain (loss)	.49	1.11	1.04
Total from investment operations	.61	1.33	1.23
Distributions from net investment income	(.11)	(.22)	(.12)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.24)	(.22)	(.12)
Net asset value, end of period	$ 12.59	$ 12.22	$ 11.11
Total ReturnB,C	5.00%	12.08%	12.32%
Ratios to Average Net AssetsF
Expenses before reductions	.80%A	.82%	.90%A
Expenses net of fee waivers, if any	.80%A	.82%	.90%A
Expenses net of all reductions	.80%A	.79%	.87%A
Net investment income (loss)	1.83%A	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,462	$ 798,113	$ 476,032
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Highlights Institutional Class

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.11	.22	.19
Net realized and unrealized gain (loss)	.50	1.10	1.04
Total from investment operations	.61	1.32	1.23
Distributions from net investment income	(.10)	(.22)	(.12)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.23)	(.22)	(.12)
Net asset value, end of period	$ 12.59	$ 12.21	$ 11.11
Total ReturnB,C	5.08%	11.98%	12.38%
Ratios to Average Net AssetsF
Expenses before reductions	.83%A	.83%	.88%A
Expenses net of fee waivers, if any	.83%A	.83%	.88%A
Expenses net of all reductions	.82%A	.81%	.85%A
Net investment income (loss)	1.81%A	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,256	$ 9,798	$ 4,973
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a non diversified fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

40

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Investment Transactions and Income continued

on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 141,201,267
Unrealized depreciation	(34,854,836)
Net unrealized appreciation (depreciation)	$ 106,346,431
Cost for federal income tax purposes	$ 1,163,277,273

Semiannual Report

42

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $525,119,991 and $323,586,668, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 58,324	$ 1,310
Class T	.25%	.25%	226,118	4,869
Class B	.75%	.25%	100,740	76,012
Class C	.75%	.25%	280,579	80,953
			$ 665,761	$ 163,144

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 51,967
Class T	21,175
Class B*	16,949
Class C*	2,195
$ 92,286

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

Semiannual Report

44

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 62,929	.27*
Class T	104,737	.23*
Class B	33,525	.33*
Class C	73,292	.26*
Strategic Dividend & Income	790,871	.17*
Institutional Class	10,186	.20*
	$ 1,075,540

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,053 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,546 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $42,414.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $43,067 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $2,217. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Strategic Dividend & Income	$ 2,313

Semiannual Report 46

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	May 31,	November 30,
	2006	2005
From net investment income
Class A	$ 302,922	$ 475,907
Class T	501,805	830,178
Class B	56,796	141,821
Class C	175,143	339,138
Strategic Dividend & Income	7,238,669	12,270,157
Institutional Class	84,676	137,414
Total	$ 8,360,011	$ 14,194,615
From net realized gain
Class A	$ 422,135	$ —
Class T	869,186	—
Class B	212,492	—
Class C	535,054	—
Strategic Dividend & Income	8,542,670	—
Institutional Class	104,371	—
Total	$ 10,685,908	$ —

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	May 31,	November 30,	May 31,	November 30,
	2006	2005	2006	2005
Class A
Shares sold	1,266,063	1,768,977	$ 15,957,380	$ 20,345,648
Reinvestment of distributions	46,254	30,595	568,557	349,961
Shares redeemed	(385,692)	(589,953)	(4,864,835)	(6,809,260)
Net increase (decrease)	926,625	1,209,619	$ 11,661,102	$ 13,886,349
Class T
Shares sold	1,529,926	3,882,259	$ 19,288,490	$ 44,416,238
Reinvestment of distributions	95,365	59,648	1,169,512	681,858
Shares redeemed	(496,251)	(669,970)	(6,266,282)	(7,729,006)
Net increase (decrease)	1,129,040	3,271,937	$ 14,191,720	$ 37,369,090
Class B
Shares sold	302,408	744,114	$ 3,804,055	$ 8,505,041
Reinvestment of distributions	17,365	9,782	211,816	111,311
Shares redeemed	(309,276)	(344,455)	(3,872,974)	(3,964,823)
Net increase (decrease)	10,497	409,441	$ 142,897	$ 4,651,529
Class C
Shares sold	1,070,248	2,014,501	$ 13,518,444	$ 23,123,712
Reinvestment of distributions	43,148	19,942	527,013	227,493
Shares redeemed	(316,553)	(545,060)	(3,983,012)	(6,287,937)
Net increase (decrease)	796,843	1,489,383	$ 10,062,445	$ 17,063,268
Strategic Dividend & Income
Shares sold	24,004,827	36,814,600	$305,621,020	$424,067,244
Reinvestment of distributions	1,137,228	944,881	14,027,264	10,819,574
Shares redeemed	(9,290,097)	(15,256,951)	(117,575,666)	(176,595,063)
Net increase (decrease)	15,851,958	22,502,530	$ 202,072,618	$ 258,291,755
Institutional Class
Shares sold	196,159	398,296	$ 2,489,477	$ 4,580,059
Reinvestment of distributions	6,735	5,438	82,855	62,299
Shares redeemed	(111,123)	(48,869)	(1,397,464)	(567,988)
Net increase (decrease)	91,771	354,865	$ 1,174,868	$ 4,074,370

Semiannual Report

48

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

50

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

51 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 52

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

53 Semiannual Report

53

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 54

55 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

SDI-USAN-0706 1.802526.102

Fidelity Advisor Strategic Dividend & Income Fund - Class A, Class T, Class B and Class C

Semiannual Report May 31, 2006

Class A, Class T, Class B, and Class C are classes of Fidelity® Strategic Dividend & Income® Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of the fund’s investments.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	40	Notes to the financial statements.
Board Approval of	49
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,049.40	$ 5.88
HypotheticalA	$ 1,000.00	$ 1,019.20	$ 5.79
Class T
Actual	$ 1,000.00	$ 1,047.40	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.84
Class B
Actual	$ 1,000.00	$ 1,045.30	$ 9.99
HypotheticalA	$ 1,000.00	$ 1,015.16	$ 9.85
Class C
Actual	$ 1,000.00	$ 1,044.90	$ 9.64
HypotheticalA	$ 1,000.00	$ 1,015.51	$ 9.50
Strategic Dividend & Income
Actual	$ 1,000.00	$ 1,050.00	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03
Institutional Class
Actual	$ 1,000.00	$ 1,050.80	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.15%
Class T	1.36%
Class B	1.96%
Class C	1.89%
Strategic Dividend & Income	.80%
Institutional Class	.83%

5 Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Honeywell International, Inc.	2.1	2.0
General Electric Co.	2.1	1.8
American International Group, Inc.	2.1	2.5
JPMorgan Chase & Co.	1.3	0.9
Exxon Mobil Corp.	1.2	1.7
El Paso Corp. 4.99%	1.1	1.1
Flextronics International Ltd. 1% 8/1/10	1.0	0.6
AT&T, Inc.	1.0	0.6
Vishay Intertechnology, Inc. 3.625% 8/1/23	1.0	0.5
Pfizer, Inc.	1.0	0.6
	13.9
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	30.8	32.8
Information Technology	11.9	9.5
Energy	11.6	11.9
Industrials	10.8	9.7
Consumer Discretionary	8.7	9.1

Semiannual Report 6

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 14.7%
	Principal	Value (Note 1)
	Amount
Convertible Bonds – 14.4%

CONSUMER DISCRETIONARY – 1.3%
Hotels, Restaurants & Leisure 0.7%
Carnival Corp. 1.132% 4/29/33 (d)	$ 5,820,000	$ 3,761,350
Six Flags, Inc. 4.5% 5/15/15	3,300,000	4,884,000
		8,645,350
Media – 0.6%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	700,000	507,570
5.875% 11/16/09	10,160,000	7,367,016
		7,874,586

TOTAL CONSUMER DISCRETIONARY		16,519,936

CONSUMER STAPLES 0.0%
Food & Staples Retailing – 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	577,159

ENERGY 2.4%
Energy Equipment & Services – 1.3%
Grey Wolf, Inc. 4.94% 4/1/24 (g)	2,300,000	3,244,380
Halliburton Co. 3.125% 7/15/23	4,260,000	8,589,907
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	4,065,000
		15,899,287
Oil, Gas & Consumable Fuels – 1.1%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,219,000
2.75% 11/15/35	4,700,000	4,905,860
McMoRan Exploration Co. 6% 7/2/08	3,000,000	3,896,670
		14,021,530

TOTAL ENERGY		29,920,817

FINANCIALS – 0.5%
Consumer Finance – 0.5%
American Express Co.:
1.85% 12/1/33 (d)(f)	1,800,000	1,865,340
1.85% 12/1/33 (d)	3,850,000	3,989,755
		5,855,095

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Convertible Bonds continued

HEALTH CARE – 1.2%
Biotechnology – 0.4%
Amgen, Inc. 0.375% 2/1/13 (f)	$ 5,000,000	$ 4,786,750
Life Sciences Tools & Services – 0.8%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,638,367
2.5% 10/1/23	2,400,000	3,951,840
Serologicals Corp.:
4.75% 8/15/33 (f)	770,000	1,621,543
4.75% 8/15/33	1,500,000	3,158,850
		10,370,600

TOTAL HEALTH CARE		15,157,350

INDUSTRIALS – 1.7%
Aerospace & Defense – 0.1%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,010,210
Airlines – 0.2%
US Airways Group, Inc. 7% 9/30/20 (f)	1,140,000	2,492,758
Commercial Services & Supplies – 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,107,700
Construction & Engineering – 0.2%
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	3,066,900
Electrical Equipment – 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,074,000
Industrial Conglomerates – 0.5%
Tyco International Group SA yankee 3.125% 1/15/23 .	5,310,000	6,779,808
Marine – 0.4%
OMI Corp. 2.875% 12/1/24	6,300,000	5,586,840

TOTAL INDUSTRIALS		22,118,216

INFORMATION TECHNOLOGY – 6.9%
Communications Equipment – 2.1%
CIENA Corp. 0.25% 5/1/13	1,560,000	1,426,152
Comverse Technology, Inc. 0% 5/15/23	2,000,000	2,627,600
Finisar Corp. 2.5% 10/15/10	6,920,000	9,826,400
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	5,068,750
Juniper Networks, Inc. 0% 6/15/08	7,260,000	7,294,122
		26,243,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 0.6%
Hutchinson Technology, Inc. 2.25% 3/15/10	$ 3,000,000	$ 2,843,580
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,664,171
SanDisk Corp. 1% 5/15/13	3,000,000	2,827,500
		7,335,251
Electronic Equipment & Instruments – 2.1%
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,190,841
Flextronics International Ltd. 1% 8/1/10	13,420,000	12,732,896
Vishay Intertechnology, Inc. 3.625% 8/1/23	11,560,000	12,066,328
		25,990,065
Internet Software & Services – 0.4%
aQuantive, Inc. 2.25% 8/15/24	2,800,000	5,628,000
IT Services – 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)	1,240,000	1,630,228
4.125% 8/15/23	3,470,000	4,562,009
		6,192,237
Semiconductors & Semiconductor Equipment – 1.2%
Amkor Technology, Inc. 2.5% 5/15/11 (f)	2,000,000	1,849,440
EMCORE Corp. 5% 5/15/11	1,000,000	1,322,500
Intel Corp. 2.95% 12/15/35	2,000,000	1,658,860
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	5,467,566
1.875% 12/15/25 (f)	1,250,000	1,321,425
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,581,310
		15,201,101

TOTAL INFORMATION TECHNOLOGY		86,589,678

TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.4%
Broadwing Corp. 3.125% 5/15/26 (f)	3,000,000	2,917,500
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,105,000
		5,022,500

TOTAL CONVERTIBLE BONDS		181,760,751

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – 0.3%

FINANCIALS – 0.3%
Diversified Financial Services – 0.2%
Wachovia Capital Trust III 5.8% (g)	$ 2,000,000	$ 1,943,692
Thrifts & Mortgage Finance – 0.1%
Washington Mutual Preferred Funding Trust I
6.534% (f)(g)	2,000,000	1,922,120

TOTAL FINANCIALS		3,865,812

TOTAL CORPORATE BONDS
(Cost $180,705,621)		185,626,563

Common Stocks 68.2%
	Shares

CONSUMER DISCRETIONARY – 7.1%
Automobiles – 0.1%
General Motors Corp.	25,000	673,250
Hyundai Motor Co.	7,000	539,145
Renault SA	3,000	344,905
		1,557,300
Diversified Consumer Services – 0.4%
Apollo Group, Inc. Class A (a)	7,000	366,170
Coinmach Service Corp. unit	156,800	2,684,416
Service Corp. International (SCI)	188,600	1,506,914
		4,557,500
Hotels, Restaurants & Leisure 1.0%
Centerplate, Inc. unit	318,800	4,479,140
Gaylord Entertainment Co. (a)	31,000	1,358,420
McDonald’s Corp.	110,800	3,675,236
Starwood Hotels & Resorts Worldwide, Inc.	53,000	3,238,300
Tim Hortons, Inc.	1,500	39,675
		12,790,771
Household Durables – 0.4%
Sony Corp. sponsored ADR	74,000	3,342,580
Whirlpool Corp.	17,000	1,528,640
		4,871,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail 0.2%
Coldwater Creek, Inc. (a)	60,000	$ 1,542,000
Expedia, Inc. (a)	23,750	337,488
		1,879,488
Leisure Equipment & Products – 0.6%
Eastman Kodak Co.	278,000	6,702,580
Leapfrog Enterprises, Inc. Class A (a)(e)	25,000	256,250
		6,958,830
Media – 1.9%
CBS Corp. Class B	26,565	688,299
Clear Channel Communications, Inc.	25,500	785,400
Clear Channel Outdoor Holding, Inc. Class A	40,000	881,200
Comcast Corp. Class A (a)	142,000	4,562,460
Lamar Advertising Co. Class A (a)	49,000	2,671,480
Live Nation, Inc. (a)	15,650	356,820
News Corp. Class A	120,400	2,296,028
Sun TV Ltd.	397	10,379
The Walt Disney Co.	197,500	6,023,750
Time Warner, Inc.	115,900	1,994,639
Univision Communications, Inc. Class A (a)	89,000	3,199,550
Viacom, Inc. Class B (non-vtg.) (a)	11,565	436,579
		23,906,584
Multiline Retail – 0.9%
99 Cents Only Stores (a)	85,000	950,300
Family Dollar Stores, Inc.	66,000	1,648,680
Federated Department Stores, Inc.	70,000	5,098,100
KarstadtQuelle AG (a)(e)	40,000	1,113,028
Kohl’s Corp. (a)	28,000	1,503,320
Lotte Shopping Co. Ltd. GDR (a)(f)	46,000	816,500
Saks, Inc.	48,000	770,400
		11,900,328
Specialty Retail – 1.5%
Best Buy Co., Inc.	70,500	3,736,500
Casual Male Retail Group, Inc. (a)	60,000	585,000
Charlotte Russe Holding, Inc. (a)	40,000	849,200
Circuit City Stores, Inc.	26,200	787,310
Eddie Bauer Holdings, Inc. (a)	20,000	300,000
Gymboree Corp. (a)	74,000	2,618,860
Home Depot, Inc.	136,100	5,188,132
Lithia Motors, Inc. Class A (sub. vtg.)	15,000	480,000

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Maidenform Brands, Inc.	3,500	$ 43,400
Office Depot, Inc. (a)	14,000	581,980
OfficeMax, Inc.	10,000	413,300
Pier 1 Imports, Inc.	30,000	254,700
Staples, Inc.	60,000	1,409,400
TJX Companies, Inc.	20,000	474,200
Too, Inc. (a)	30,000	1,230,000
		18,951,982
Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp. (a)	36,000	1,276,560
VF Corp.	7,000	440,510
		1,717,070

TOTAL CONSUMER DISCRETIONARY		89,091,073

CONSUMER STAPLES 3.3%
Beverages – 0.3%
Diageo PLC sponsored ADR	13,000	860,470
The Coca-Cola Co.	60,000	2,641,800
		3,502,270
Food & Staples Retailing – 1.0%
Carrefour SA	10,000	579,969
CVS Corp.	56,000	1,562,400
Kroger Co.	266,000	5,349,260
Safeway, Inc.	68,600	1,617,588
Wal-Mart Stores, Inc.	58,000	2,810,100
		11,919,317
Food Products 0.4%
B&G Foods, Inc. unit	156,900	2,416,260
McCormick & Co., Inc. (non-vtg.)	47,000	1,619,150
Nestle SA (Reg.)	4,000	1,193,417
		5,228,827
Household Products – 0.7%
Colgate-Palmolive Co.	145,900	8,803,606
Personal Products 0.5%
Alberto-Culver Co.	11,000	511,610
Avon Products, Inc.	191,000	6,054,700
		6,566,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Tobacco 0.4%
Altria Group, Inc.	77,300	$ 5,592,655

TOTAL CONSUMER STAPLES		41,612,985

ENERGY 7.0%
Energy Equipment & Services – 2.8%
BJ Services Co.	52,800	1,935,120
FMC Technologies, Inc. (a)	31,000	2,068,940
GlobalSantaFe Corp.	33,800	2,032,394
Halliburton Co.	135,200	10,084,568
National Oilwell Varco, Inc. (a)	130,514	8,621,755
Pride International, Inc. (a)	108,000	3,493,800
Schlumberger Ltd. (NY Shares)	62,000	4,065,340
Smith International, Inc.	71,000	2,908,160
		35,210,077
Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	108,100	6,463,299
ConocoPhillips	32,400	2,050,596
CONSOL Energy, Inc.	19,000	1,676,750
El Paso Corp.	157,000	2,444,490
EOG Resources, Inc.	20,000	1,313,200
Exxon Mobil Corp.	257,300	15,672,143
Hess Corp.	17,000	2,550,000
Hugoton Royalty Trust	2,980	82,486
International Coal Group, Inc. (a)	47,500	419,425
Massey Energy Co.	45,000	1,679,400
Occidental Petroleum Corp.	31,000	3,071,790
OMI Corp.	50,000	932,000
Quicksilver Resources, Inc. (a)	108,450	3,803,342
Teekay Shipping Corp.	142,050	5,291,363
Ultra Petroleum Corp. (a)	11,000	633,050
Valero Energy Corp.	63,000	3,865,050
XTO Energy, Inc.	45,000	1,854,900
		53,803,284

TOTAL ENERGY		89,013,361

FINANCIALS – 24.6%
Capital Markets 2.5%
Bear Stearns Companies, Inc.	8,200	1,096,750

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets continued
Charles Schwab Corp.	157,000	$ 2,615,620
Investors Financial Services Corp.	34,000	1,487,160
KKR Private Equity Investors, L.P. Restricted Depositary Units (h)	36,000	866,520
Lehman Brothers Holdings, Inc.	14,800	985,828
Merrill Lynch & Co., Inc.	17,100	1,238,211
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	6,989,709
Morgan Stanley	92,000	5,485,040
Nomura Holdings, Inc.	117,000	2,304,900
State Street Corp.	83,000	5,154,300
TradeStation Group, Inc. (a)	75,000	1,043,250
UBS AG (NY Shares)	20,000	2,264,400
		31,531,688
Commercial Banks – 1.2%
Bank of China Ltd. (H Shares)	973,000	369,983
Kookmin Bank sponsored ADR	21,000	1,690,080
Mizuho Financial Group, Inc.	170	1,386,347
Standard Chartered PLC (United Kingdom)	25,000	613,844
UCBH Holdings, Inc.	68,600	1,212,848
Wachovia Corp.	136,884	7,323,294
Wells Fargo & Co.	40,800	2,707,896
		15,304,292
Consumer Finance – 0.2%
Capital One Financial Corp.	28,000	2,317,560
Diversified Financial Services – 3.1%
Bank of America Corp.	220,814	10,687,398
CBOT Holdings, Inc. Class A	300	31,338
Citigroup, Inc.	240,000	11,832,000
IntercontinentalExchange, Inc.	1,400	77,980
JPMorgan Chase & Co.	393,904	16,796,067
		39,424,783
Insurance – 4.7%
ACE Ltd.	150,200	7,775,854
American International Group, Inc.	427,000	25,961,600
Aspen Insurance Holdings Ltd.	50,000	1,083,500
Endurance Specialty Holdings Ltd.	18,000	549,900
Hartford Financial Services Group, Inc.	87,000	7,650,780
Hilb Rogal & Hobbs Co.	38,000	1,478,580
Montpelier Re Holdings Ltd.	20,000	311,600
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	6,500	881,009
Navigators Group, Inc. (a)	7,000	288,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
PartnerRe Ltd.	68,000	$ 4,176,560
Platinum Underwriters Holdings Ltd.	58,700	1,581,378
Scottish Re Group Ltd.	35,000	679,700
Swiss Reinsurance Co. (Reg.)	12,000	843,600
W.R. Berkley Corp.	124,050	4,263,599
XL Capital Ltd. Class A	33,000	2,088,240
		59,614,440
Real Estate Investment Trusts 11.4%
Alexandria Real Estate Equities, Inc.	22,300	1,872,308
Annaly Mortgage Management, Inc.	50,000	650,000
Apartment Investment & Management Co. Class A	22,700	981,775
AvalonBay Communities, Inc.	37,960	4,035,148
Boston Properties, Inc.	72,714	6,155,240
CBL & Associates Properties, Inc.	117,940	4,412,135
CentraCore Properties Trust	41,700	1,009,974
Columbia Equity Trust, Inc.	99,000	1,502,820
Corporate Office Properties Trust (SBI)	41,400	1,635,300
Developers Diversified Realty Corp.	15,700	803,055
Duke Realty Corp.	176,188	5,979,821
Equity Lifestyle Properties, Inc.	61,360	2,647,684
Equity Office Properties Trust	211,710	7,124,042
Equity Residential (SBI)	193,380	8,528,058
Federal Realty Investment Trust (SBI)	11,200	765,856
General Growth Properties, Inc.	210,525	9,212,574
GMH Communities Trust	107,300	1,223,220
Health Care REIT, Inc.	21,100	715,079
Healthcare Realty Trust, Inc.	52,000	1,698,320
HomeBanc Mortgage Corp., Georgia	53,300	415,740
Host Hotels & Resorts, Inc.	352,145	7,067,550
Inland Real Estate Corp.	192,040	2,719,286
Innkeepers USA Trust (SBI)	36,200	561,824
Kilroy Realty Corp.	10,120	671,260
Kimco Realty Corp.	162,180	5,814,153
Longview Fibre Co.	6,000	153,240
Mission West Properties, Inc.	77,200	827,584
National Health Investors, Inc.	20,300	543,228
National Health Realty, Inc.	13,500	236,790
Newcastle Investment Corp.	27,700	681,420
Pan Pacific Retail Properties, Inc.	56,510	3,744,918
Pennsylvania (REIT) (SBI)	19,000	708,700

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate Investment Trusts continued
Plum Creek Timber Co., Inc.	4,580	$ 163,735
Potlatch Corp.	10,130	381,597
ProLogis Trust	194,565	9,621,239
Public Storage, Inc.	56,540	4,052,787
Rayonier, Inc.	33,620	1,307,482
Reckson Associates Realty Corp.	83,160	3,196,670
Shurgard Storage Centers, Inc. Class A	6,300	365,715
Simon Property Group, Inc.	88,910	7,079,903
SL Green Realty Corp.	46,200	4,583,502
Sovran Self Storage, Inc.	40,700	1,919,819
Tanger Factory Outlet Centers, Inc.	70,100	2,128,937
Taubman Centers, Inc.	26,700	1,038,630
Trizec Properties, Inc.	275,550	6,500,225
United Dominion Realty Trust, Inc. (SBI)	251,120	6,782,751
Ventas, Inc.	139,250	4,517,270
Vornado Realty Trust	59,050	5,308,005
		144,046,369
Thrifts & Mortgage Finance – 1.5%
Doral Financial Corp.	123,900	934,206
Fannie Mae	177,400	8,825,650
Freddie Mac	84,900	5,097,396
Golden West Financial Corp., Delaware	19,500	1,425,450
Hudson City Bancorp, Inc.	111,000	1,519,590
W Holding Co., Inc.	24,480	182,621
		17,984,913

TOTAL FINANCIALS		310,224,045

HEALTH CARE – 5.9%
Biotechnology – 0.8%
Alkermes, Inc. (a)	12,000	237,840
Alnylam Pharmaceuticals, Inc. (a)	105,000	1,552,950
Biogen Idec, Inc. (a)	38,300	1,785,929
Cephalon, Inc. (a)(e)	99,000	5,912,280
Neurocrine Biosciences, Inc. (a)	37,000	729,270
ONYX Pharmaceuticals, Inc. (a)	12,000	239,880
Theravance, Inc. (a)	9,100	217,672
		10,675,821
Health Care Equipment & Supplies – 1.2%
Aspect Medical Systems, Inc. (a)	15,000	294,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Baxter International, Inc.	200,600	$ 7,562,620
Boston Scientific Corp. (a)	82,000	1,695,760
C.R. Bard, Inc.	18,000	1,332,180
Cooper Companies, Inc.	8,000	378,800
Hologic, Inc. (a)	10,000	394,900
Inverness Medical Innovations, Inc. (a)	50,000	1,442,500
Medtronic, Inc.	30,500	1,539,945
Varian Medical Systems, Inc. (a)	5,000	234,500
		14,875,505
Health Care Providers & Services – 0.2%
American Retirement Corp. (a)	11,400	367,194
Chemed Corp.	19,000	1,023,150
HCA, Inc.	7,000	311,150
Healthspring, Inc.	2,100	35,154
UnitedHealth Group, Inc.	17,000	747,320
Visicu, Inc.	1,300	24,102
		2,508,070
Health Care Technology – 0.1%
Emdeon Corp. (a)	50,000	580,500
IMS Health, Inc.	10,000	269,800
WebMD Health Corp. Class A	21,800	855,650
		1,705,950
Life Sciences Tools & Services – 1.0%
Dionex Corp. (a)	15,000	807,900
Illumina, Inc. (a)	24,000	655,920
PerkinElmer, Inc.	43,000	896,980
Thermo Electron Corp. (a)	120,000	4,408,800
Varian, Inc. (a)	34,000	1,496,340
Waters Corp. (a)	101,000	4,206,650
		12,472,590
Pharmaceuticals – 2.6%
Allergan, Inc.	8,500	805,970
Bristol-Myers Squibb Co.	113,000	2,774,150
Johnson & Johnson	36,000	2,167,920
Merck & Co., Inc.	196,000	6,524,840
Pfizer, Inc.	509,000	12,042,940
Schering-Plough Corp.	178,600	3,404,116

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,000	$ 618,970
Wyeth	97,200	4,445,928
		32,784,834

TOTAL HEALTH CARE		75,022,770

INDUSTRIALS – 8.9%
Aerospace & Defense – 3.2%
EADS NV	27,900	994,112
General Dynamics Corp.	37,400	2,380,136
Goodrich Corp.	49,000	2,088,870
Hexcel Corp. (a)	172,000	3,539,760
Honeywell International, Inc.	652,300	26,861,712
Raytheon Co.	36,300	1,664,355
Rockwell Collins, Inc.	21,000	1,146,600
United Technologies Corp.	25,000	1,563,000
		40,238,545
Air Freight & Logistics – 0.1%
EGL, Inc. (a)	20,500	923,935
Airlines – 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900	871,264
AirTran Holdings, Inc. (a)	95,000	1,168,500
JetBlue Airways Corp. (a)	55,000	573,100
Southwest Airlines Co.	79,100	1,273,510
UAL Corp. (a)	26,000	765,180
US Airways Group, Inc. (a)	10,500	490,350
		5,141,904
Building Products 0.5%
Goodman Global, Inc.	10,900	184,755
Masco Corp.	195,000	6,048,900
		6,233,655
Commercial Services & Supplies – 0.8%
Allied Waste Industries, Inc. (a)	140,000	1,670,200
Cendant Corp.	120,000	1,940,400
Cintas Corp.	42,000	1,779,120
Robert Half International, Inc.	65,200	2,675,808
The Brink’s Co.	38,000	2,088,100
		10,153,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	20,000	$ 453,600
Fluor Corp.	38,100	3,339,846
Jacobs Engineering Group, Inc. (a)	15,000	1,170,450
		4,963,896
Electrical Equipment – 0.3%
ABB Ltd. sponsored ADR	85,000	1,072,700
Cooper Industries Ltd. Class A	13,000	1,157,780
Rockwell Automation, Inc.	30,000	2,048,400
		4,278,880
Industrial Conglomerates – 2.6%
General Electric Co.	774,200	26,524,092
Smiths Group PLC	76,000	1,260,638
Textron, Inc.	18,700	1,700,391
Tyco International Ltd.	150,800	4,088,188
		33,573,309
Machinery – 0.4%
Atlas Copco AB (A Shares)	12,000	325,467
Deere & Co.	39,000	3,338,400
Flowserve Corp. (a)	18,000	957,240
Watts Water Technologies, Inc. Class A	17,000	582,760
		5,203,867
Road & Rail 0.0%
Old Dominion Freight Lines, Inc. (a)	12,000	369,720
Trading Companies & Distributors – 0.1%
Interline Brands, Inc. (a)	45,000	1,095,300
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	23,600	785,880

TOTAL INDUSTRIALS		112,962,519

INFORMATION TECHNOLOGY – 5.0%
Communications Equipment – 0.8%
Alcatel SA sponsored ADR (a)	105,000	1,393,350
Comverse Technology, Inc. (a)	22,000	495,440
Dycom Industries, Inc. (a)	55,000	1,184,700
Extreme Networks, Inc. (a)	100,000	444,000
Lucent Technologies, Inc. (a)	350,000	892,500
MasTec, Inc. (a)	70,000	900,900
Motorola, Inc.	55,000	1,159,950

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Nokia Corp. sponsored ADR	131,000	$ 2,812,570
Nortel Networks Corp. (a)	505,000	1,201,081
		10,484,491
Computers & Peripherals – 1.1%
Diebold, Inc.	22,000	935,220
EMC Corp. (a)	68,000	870,400
Hewlett-Packard Co.	305,900	9,905,042
Seagate Technology	100,500	2,346,675
		14,057,337
Electronic Equipment & Instruments – 0.9%
Agilent Technologies, Inc. (a)	102,100	3,562,269
Amphenol Corp. Class A	14,000	777,700
Avnet, Inc. (a)	5,000	110,400
Molex, Inc.	51,000	1,810,500
Symbol Technologies, Inc.	210,000	2,492,700
Vishay Intertechnology, Inc. (a)	127,000	2,063,750
		10,817,319
Internet Software & Services – 0.2%
eBay, Inc. (a)	19,500	639,795
Google, Inc. Class A (sub. vtg.) (a)	6,350	2,361,057
		3,000,852
IT Services – 0.4%
First Data Corp.	53,000	2,443,830
Infosys Technologies Ltd. sponsored ADR	6,000	423,600
Mastercard, Inc. Class A	20,000	898,800
Paychex, Inc.	24,000	881,040
Satyam Computer Services Ltd. sponsored ADR	10,000	321,700
		4,968,970
Office Electronics – 0.2%
Xerox Corp. (a)	97,000	1,331,810
Zebra Technologies Corp. Class A (a)	31,000	1,094,610
		2,426,420
Semiconductors & Semiconductor Equipment – 0.7%
Applied Materials, Inc.	45,000	760,950
Freescale Semiconductor, Inc. Class A (a)	51,500	1,587,745
Intel Corp.	20,000	360,400
Marvell Technology Group Ltd. (a)	27,000	1,287,090
Micron Technology, Inc. (a)	125,000	2,070,000
Samsung Electronics Co. Ltd.	1,480	949,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Spansion, Inc.	12,900	$ 232,587
Teradyne, Inc. (a)	50,000	778,500
Xilinx, Inc.	25,000	650,000
		8,676,419
Software 0.7%
BEA Systems, Inc. (a)	115,000	1,559,400
Electronic Arts, Inc. (a)	16,000	673,120
Macrovision Corp. (a)	35,000	788,900
Microsoft Corp.	37,400	847,110
NAVTEQ Corp. (a)	18,000	751,500
Oracle Corp. (a)	33,000	469,260
Symantec Corp. (a)	175,000	2,730,000
Ubisoft Entertainment SA (a)	15,000	769,404
		8,588,694

TOTAL INFORMATION TECHNOLOGY		63,020,502

MATERIALS 3.6%
Chemicals – 1.9%
Ashland, Inc.	37,000	2,312,500
Chemtura Corp.	85,100	836,533
Cytec Industries, Inc.	31,000	1,784,980
Dow Chemical Co.	29,000	1,156,230
E.I. du Pont de Nemours & Co.	138,600	5,894,658
Ecolab, Inc.	52,100	2,016,791
Georgia Gulf Corp.	28,000	902,440
Lyondell Chemical Co.	120,000	2,904,000
NOVA Chemicals Corp.	37,000	1,125,875
Praxair, Inc.	55,000	2,898,500
Rohm & Haas Co.	47,000	2,369,270
		24,201,777
Containers & Packaging – 0.5%
Ball Corp.	15,000	561,300
Owens Illinois, Inc. (a)	79,000	1,343,000
Packaging Corp. of America	84,400	1,797,720
Smurfit-Stone Container Corp. (a)	185,000	2,214,450
		5,916,470
Metals & Mining – 1.2%
Alcoa, Inc.	136,000	4,313,920

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
Allegheny Technologies, Inc.	19,000	$ 1,208,970
Freeport-McMoRan Copper & Gold, Inc. Class B	16,000	895,840
Mittal Steel Co. NV Class A (NY Shares)	55,000	1,813,900
Newmont Mining Corp.	95,800	4,995,970
Oregon Steel Mills, Inc. (a)	40,000	1,877,200
		15,105,800

TOTAL MATERIALS		45,224,047

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	479,700	12,500,982
CenturyTel, Inc.	48,689	1,740,632
Covad Communications Group, Inc. (a)	320,000	665,600
Embarq Corp. (a)	597	24,877
TELUS Corp.	29,000	1,206,084
Verizon Communications, Inc.	99,600	3,108,516
		19,246,691
Wireless Telecommunication Services – 0.7%
American Tower Corp. Class A (a)	90,000	2,787,300
Dobson Communications Corp. Class A (a)	50,000	429,500
Sprint Nextel Corp.	238,885	5,066,751
		8,283,551

TOTAL TELECOMMUNICATION SERVICES		27,530,242

UTILITIES – 0.6%
Electric Utilities – 0.2%
Exelon Corp.	15,000	849,150
PPL Corp.	50,600	1,506,362
Westar Energy, Inc.	20,000	426,200
		2,781,712
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	55,600	1,023,040
Mirant Corp. (a)	68,377	1,701,220
		2,724,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – continued
Multi-Utilities – 0.2%
CMS Energy Corp. (a)	94,700	$ 1,215,948
PG&E Corp.	35,200	1,396,736
		2,612,684

TOTAL UTILITIES		8,118,656

TOTAL COMMON STOCKS
(Cost $769,371,365)		861,820,200

Preferred Stocks 12.8%

Convertible Preferred Stocks 4.5%

CONSUMER DISCRETIONARY – 0.2%
Hotels, Restaurants & Leisure 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,955,855
Media – 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	461,550

TOTAL CONSUMER DISCRETIONARY		2,417,405

ENERGY 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Chesapeake Energy Corp. 4.50%	15,000	1,392,150
El Paso Corp. 4.99% (f)	10,000	13,496,700
Valero Energy Corp. 2.00%	96,600	11,746,560
		26,635,410

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,912,500
INDUSTRIALS – 0.2%
Road & Rail 0.2%
Kansas City Southern:
4.25%	1,370	1,217,478
5.125%	1,000	1,086,880
		2,304,358

MATERIALS 1.0%
Chemicals – 0.6%
Celanese Corp. 4.25%	252,600	7,383,498

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks continued

MATERIALS – continued
Containers & Packaging – 0.3%
Owens Illinois, Inc. 4.75%	113,510	$ 3,935,392
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	1,050	1,322,969

TOTAL MATERIALS		12,641,859

UTILITIES – 0.9%
Electric Utilities – 0.5%
AES Trust VII 6.00%	140,500	6,779,125
Independent Power Producers & Energy Traders – 0.4%
NRG Energy, Inc.:
4.00% (f)	3,900	4,700,592
Series A, 5.75%	1,000	252,760
		4,953,352

TOTAL UTILITIES		11,732,477

TOTAL CONVERTIBLE PREFERRED STOCKS		57,644,009
Nonconvertible Preferred Stocks 8.3%

CONSUMER DISCRETIONARY – 0.1%
Household Durables – 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	920,400
CONSUMER STAPLES 0.1%
Food Products 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,012,100
ENERGY 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	934,669
FINANCIALS – 5.3%
Capital Markets 1.2%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	753,750
Series G, 5.49%	15,000	666,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,072,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Capital Markets continued
Goldman Sachs Group, Inc.: – continued
Series C, 4.9931%	40,000	$ 1,033,200
Lehman Brothers Holdings, Inc. (depositary shares) Series F,
6.50%	169,015	4,272,699
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	2,989,200
Morgan Stanley Capital Trust IV 6.60%	80,000	1,940,000
		14,726,849
Commercial Banks – 1.4%
ABN AMRO Capital Funding Trust V 5.90%	20,000	449,800
ABN Amro Capital Funding Trust VII 6.08%	40,400	932,028
Barclays Bank PLC Series 2, 6.625%	40,000	989,200
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,125,000
HSBC USA, Inc.:
Series F, 3.87%	160,000	4,121,600
Series G, 4.9175%	80,000	2,072,000
Series H, 6.50%	40,000	1,004,000
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,735,000
U.S. Bancorp, Delaware Series B, 5.56%	40,000	1,018,800
		17,447,428
Consumer Finance – 0.3%
SLM Corp.:
4.07%	10,000	1,035,000
Series A, 6.97%	43,400	2,321,900
		3,356,900
Diversified Financial Services – 0.1%
CIT Group, Inc. Series B, 5.189%	15,000	1,465,650
Insurance – 0.1%
AmerUs Group Co. 7.25%	40,000	1,010,000
MetLife, Inc. Series A, 4.39%	40,000	1,024,800
		2,034,800
Real Estate Investment Trusts 0.4%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,979,740
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,212,980
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	542,000
Vornado Realty Trust Series E, 7.00%	40,000	990,000
		5,724,720

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Thrifts & Mortgage Finance – 1.8%
Fannie Mae:
7.00%	42,200	$ 2,315,936
Series H, 5.81%	69,200	3,197,040
Series L, 5.125%	90,900	3,840,525
Series N, 5.50%	71,650	3,181,260
Freddie Mac:
Series F, 5.00%	58,500	2,310,750
Series H, 5.10%	10,300	434,660
Series K, 5.79%	35,200	1,689,600
Series O, 5.81%	19,500	955,500
Series R, 5.70%	57,000	2,636,250
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,054,400
		22,615,921

TOTAL FINANCIALS		67,372,268

MATERIALS 0.1%
Chemicals – 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	787,050
Metals & Mining – 0.0%
Alcoa, Inc. 3.75%	6,400	460,800

TOTAL MATERIALS		1,247,850

UTILITIES – 2.6%
Electric Utilities – 2.3%
Alabama Power Co. 5.30%	88,600	2,067,924
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,031,250
Duquesne Light Co. 6.50%	106,050	5,376,735
Entergy Louisiana LLC 6.95% (f)	7,500	750,000
FPL Group Capital Trust I 5.875%	20,000	454,000
Heco Capital Trust III 6.50%	12,000	301,200
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	348,985
Series B, 5.50%	61,900	1,386,560
Series D 5.00%	69,200	1,453,200
PPL Electric Utilities Corp. 6.25%	80,000	1,956,000
Southern California Edison Co.:
4.78%	46,500	956,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

UTILITIES – continued
Electric Utilities – continued
Southern California Edison Co.: – continued
5.349%	40,000	$ 4,000,000
6.125%	30,000	3,045,000
Series B, 4.08%	27,271	518,149
Series C:
4.24%	94,600	1,811,590
6.00%	20,000	1,870,000
Series D, 4.32%	70,000	1,351,000
		28,678,098
Multi-Utilities – 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,497,335
San Diego Gas & Electric Co. 1.70%	67,548	1,752,026
		4,249,361

TOTAL UTILITIES		32,927,459

TOTAL NONCONVERTIBLE PREFERRED STOCKS		104,414,746

TOTAL PREFERRED STOCKS
(Cost $151,325,497)		162,058,755

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 4.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.03% (b)	56,869,836	$ 56,869,836
Fidelity Securities Lending Cash Central Fund,
5.09% (b)(c)	3,248,350	3,248,350
TOTAL MONEY MARKET FUNDS
(Cost $60,118,186)		60,118,186

TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $1,161,520,669)		1,269,623,704

NET OTHER ASSETS – (0.5)%		(5,966,283)
NET ASSETS 100%		$ 1,263,657,421

Security Type Abbreviations
PIERS	—	Preferred Income Equity
Redeemable Securities

TIDES	—	Term Income Deferred
Equity Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(e) Security or a portion of the security is on
loan at period end.

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $64,105,234 or
5.1% of net assets.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $866,520 or
0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost

KKR Private
Equity Investors,
L.P. Restricted
Depositary Units	5/3/06	$ 900,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 1,054,096
Fidelity Securities Lending Cash Central Fund	42,414
Total	$ 1,096,510

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA,AA,A	1.5%
BBB	1.3%
BB	3.4%
B	3.4%
CCC,CC,C	1.6%
Not Rated	3.5%
Equities	81.0%
Short Term Investments and Net
Other Assets	4.3%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $3,263,042) See accompanying
schedule:
Unaffiliated issuers (cost $1,101,402,483)	$1,209,505,518
Affiliated Central Funds (cost $60,118,186)	60,118,186
Total Investments (cost $1,161,520,669)		$1,269,623,704
Cash		70
Receivable for investments sold		1,579,724
Receivable for fund shares sold		1,907,302
Dividends receivable		1,709,903
Interest receivable		1,193,044
Prepaid expenses		2,263
Other receivables		11,885
Total assets		1,276,027,895

Liabilities
Payable for investments purchased	$ 5,416,900
Payable for fund shares redeemed	2,719,673
Accrued management fee	606,653
Distribution fees payable	119,233
Other affiliated payables	229,820
Other payables and accrued expenses	29,845
Collateral on securities loaned, at value	3,248,350
Total liabilities		12,370,474

Net Assets		$ 1,263,657,421
Net Assets consist of:
Paid in capital		$1,125,081,398
Undistributed net investment income		4,442,344
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		26,021,608
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		108,112,071
Net Assets		$ 1,263,657,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Assets and Liabilities continued
May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($51,714,497 ÷ 4,117,944 shares)	$ 12.56

Maximum offering price per share (100/94.25 of $12.56)	$ 13.33
Class T:
Net Asset Value and redemption price per share
($96,538,937 ÷ 7,696,241 shares)	$ 12.54

Maximum offering price per share (100/96.50 of $12.54)	$ 12.99
Class B:
Net Asset Value and offering price per share
($20,480,823 ÷ 1,636,295 shares)A	$ 12.52

Class C:
Net Asset Value and offering price per share
($61,205,772 ÷ 4,888,819 shares)A	$ 12.52

Strategic Dividend & Income:
Net Asset Value, offering price and redemption price per
share ($1,022,461,679 ÷ 81,185,579 shares)	$ 12.59

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($11,255,713 ÷ 894,303 shares)	$ 12.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 11,482,830
Interest		2,378,855
Income from affiliated Central Funds		1,096,510
Total income		14,958,195

Expenses
Management fee	$ 3,219,450
Transfer agent fees	1,075,540
Distribution fees	665,761
Accounting and security lending fees	196,599
Independent trustees’ compensation	2,150
Custodian fees and expenses	26,709
Registration fees	98,507
Audit	25,208
Legal	12,734
Miscellaneous	6,446
Total expenses before reductions	5,329,104
Expense reductions	(47,597)	5,281,507

Net investment income (loss)		9,676,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,108,832
Foreign currency transactions	(2,727)
Total net realized gain (loss)		28,106,105
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred
foreign taxes of $323)	9,431,939
Assets and liabilities in foreign currencies	9,359
Total change in net unrealized appreciation
(depreciation)		9,441,298
Net gain (loss)		37,547,403
Net increase (decrease) in net assets resulting from
operations		$ 47,224,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,676,688	$ 14,989,949
Net realized gain (loss)	28,106,105	18,712,281
Change in net unrealized appreciation (depreciation) .	9,441,298	59,561,296
Net increase (decrease) in net assets resulting
from operations	47,224,091	93,263,526
Distributions to shareholders from net investment income .	(8,360,011)	(14,194,615)
Distributions to shareholders from net realized gain	(10,685,908)	—
Total distributions	(19,045,919)	(14,194,615)
Share transactions - net increase (decrease)	239,305,650	335,336,361
Total increase (decrease) in net assets	267,483,822	414,405,272

Net Assets
Beginning of period	996,173,599	581,768,327
End of period (including undistributed net investment
income of $4,442,344 and undistributed net invest-
ment income of $3,125,667, respectively)	$ 1,263,657,421	$ 996,173,599

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class A

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.18	.16
Net realized and unrealized gain (loss)	.51	1.10	1.04
Total from investment operations	.60	1.28	1.20
Distributions from net investment income	(.09)	(.19)	(.11)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.22)	(.19)	(.11)
Net asset value, end of period	$ 12.56	$ 12.18	$ 11.09
Total ReturnB,C,D	4.94%	11.63%	12.01%
Ratios to Average Net AssetsG
Expenses before reductions	1.15%A	1.16%	1.20%A
Expenses net of fee waivers, if any	1.15%A	1.16%	1.20%A
Expenses net of all reductions	1.14%A	1.13%	1.17%A
Net investment income (loss)	1.49%A	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,714	$ 38,886	$ 21,985
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class T

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.16	.13
Net realized and unrealized gain (loss)	.49	1.09	1.04
Total from investment operations	.57	1.25	1.17
Distributions from net investment income	(.07)	(.16)	(.09)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.20)	(.16)	(.09)
Net asset value, end of period	$ 12.54	$ 12.17	$ 11.08
Total ReturnB,C,D	4.74%	11.43%	11.75%
Ratios to Average Net AssetsG
Expenses before reductions	1.36%A	1.38%	1.45%A
Expenses net of fee waivers, if any	1.36%A	1.38%	1.45%A
Expenses net of all reductions	1.35%A	1.35%	1.42%A
Net investment income (loss)	1.28%A	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,539	$ 79,920	$ 36,526
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Class B

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.09	.09
Net realized and unrealized gain (loss)	.51	1.09	1.03
Total from investment operations	.55	1.18	1.12
Distributions from net investment income	(.04)	(.10)	(.06)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.17)	(.10)	(.06)
Net asset value, end of period	$ 12.52	$ 12.14	$ 11.06
Total ReturnB,C,D	4.53%	10.73%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.96%A	1.96%	1.99%A
Expenses net of fee waivers, if any	1.96%A	1.95%	1.95%A
Expenses net of all reductions	1.96%A	1.93%	1.92%A
Net investment income (loss)	.67%A	.81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,481	$ 19,744	$ 13,457
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Class C

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.10	.09
Net realized and unrealized gain (loss)	.49	1.09	1.03
Total from investment operations	.54	1.19	1.12
Distributions from net investment income	(.04)	(.10)	(.06)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.17)	(.10)	(.06)
Net asset value, end of period	$ 12.52	$ 12.15	$ 11.06
Total ReturnB,C,D	4.49%	10.85%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.89%A	1.90%	1.94%A
Expenses net of fee waivers, if any	1.89%A	1.90%	1.94%A
Expenses net of all reductions	1.88%A	1.87%	1.92%A
Net investment income (loss)	.75%A	.86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,206	$ 49,713	$ 28,795
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Highlights Strategic Dividend & Income

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.22	.19
Net realized and unrealized gain (loss)	.49	1.11	1.04
Total from investment operations	.61	1.33	1.23
Distributions from net investment income	(.11)	(.22)	(.12)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.24)	(.22)	(.12)
Net asset value, end of period	$ 12.59	$ 12.22	$ 11.11
Total ReturnB,C	5.00%	12.08%	12.32%
Ratios to Average Net AssetsF
Expenses before reductions	.80%A	.82%	.90%A
Expenses net of fee waivers, if any	.80%A	.82%	.90%A
Expenses net of all reductions	.80%A	.79%	.87%A
Net investment income (loss)	1.83%A	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,462	$ 798,113	$ 476,032
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Highlights Institutional Class

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.11	.22	.19
Net realized and unrealized gain (loss)	.50	1.10	1.04
Total from investment operations	.61	1.32	1.23
Distributions from net investment income	(.10)	(.22)	(.12)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.23)	(.22)	(.12)
Net asset value, end of period	$ 12.59	$ 12.21	$ 11.11
Total ReturnB,C	5.08%	11.98%	12.38%
Ratios to Average Net AssetsF
Expenses before reductions	.83%A	.83%	.88%A
Expenses net of fee waivers, if any	.83%A	.83%	.88%A
Expenses net of all reductions	.82%A	.81%	.85%A
Net investment income (loss)	1.81%A	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,256	$ 9,798	$ 4,973
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a non diversified fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

40

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Investment Transactions and Income continued

on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 141,201,267
Unrealized depreciation	(34,854,836)
Net unrealized appreciation (depreciation)	$ 106,346,431
Cost for federal income tax purposes	$ 1,163,277,273

Semiannual Report

42

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $525,119,991 and $323,586,668, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 58,324	$ 1,310
Class T	.25%	.25%	226,118	4,869
Class B	.75%	.25%	100,740	76,012
Class C	.75%	.25%	280,579	80,953
			$ 665,761	$ 163,144

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 51,967
Class T	21,175
Class B*	16,949
Class C*	2,195
$ 92,286

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

Semiannual Report

44

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 62,929	.27*
Class T	104,737	.23*
Class B	33,525	.33*
Class C	73,292	.26*
Strategic Dividend & Income	790,871	.17*
Institutional Class	10,186	.20*
	$ 1,075,540

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,053 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,546 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $42,414.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $43,067 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $2,217. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Strategic Dividend & Income	$ 2,313

Semiannual Report 46

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	May 31,	November 30,
	2006	2005
From net investment income
Class A	$ 302,922	$ 475,907
Class T	501,805	830,178
Class B	56,796	141,821
Class C	175,143	339,138
Strategic Dividend & Income	7,238,669	12,270,157
Institutional Class	84,676	137,414
Total	$ 8,360,011	$ 14,194,615
From net realized gain
Class A	$ 422,135	$ —
Class T	869,186	—
Class B	212,492	—
Class C	535,054	—
Strategic Dividend & Income	8,542,670	—
Institutional Class	104,371	—
Total	$ 10,685,908	$ —

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	May 31,	November 30,	May 31,	November 30,
	2006	2005	2006	2005
Class A
Shares sold	1,266,063	1,768,977	$ 15,957,380	$ 20,345,648
Reinvestment of distributions	46,254	30,595	568,557	349,961
Shares redeemed	(385,692)	(589,953)	(4,864,835)	(6,809,260)
Net increase (decrease)	926,625	1,209,619	$ 11,661,102	$ 13,886,349
Class T
Shares sold	1,529,926	3,882,259	$ 19,288,490	$ 44,416,238
Reinvestment of distributions	95,365	59,648	1,169,512	681,858
Shares redeemed	(496,251)	(669,970)	(6,266,282)	(7,729,006)
Net increase (decrease)	1,129,040	3,271,937	$ 14,191,720	$ 37,369,090
Class B
Shares sold	302,408	744,114	$ 3,804,055	$ 8,505,041
Reinvestment of distributions	17,365	9,782	211,816	111,311
Shares redeemed	(309,276)	(344,455)	(3,872,974)	(3,964,823)
Net increase (decrease)	10,497	409,441	$ 142,897	$ 4,651,529
Class C
Shares sold	1,070,248	2,014,501	$ 13,518,444	$ 23,123,712
Reinvestment of distributions	43,148	19,942	527,013	227,493
Shares redeemed	(316,553)	(545,060)	(3,983,012)	(6,287,937)
Net increase (decrease)	796,843	1,489,383	$ 10,062,445	$ 17,063,268
Strategic Dividend & Income
Shares sold	24,004,827	36,814,600	$305,621,020	$424,067,244
Reinvestment of distributions	1,137,228	944,881	14,027,264	10,819,574
Shares redeemed	(9,290,097)	(15,256,951)	(117,575,666)	(176,595,063)
Net increase (decrease)	15,851,958	22,502,530	$ 202,072,618	$ 258,291,755
Institutional Class
Shares sold	196,159	398,296	$ 2,489,477	$ 4,580,059
Reinvestment of distributions	6,735	5,438	82,855	62,299
Shares redeemed	(111,123)	(48,869)	(1,397,464)	(567,988)
Net increase (decrease)	91,771	354,865	$ 1,174,868	$ 4,074,370

Semiannual Report

48

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s management contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

50

51 Semiannual Report

Semiannual Report

52

53 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASDI-USAN-0706 1.802528.102

Fidelity Advisor Strategic Dividend & Income Fund - Institutional Class

Semiannual Report May 31, 2006

Institutional Class is a class of Fidelity® Strategic Dividend & Income® Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of the fund’s investments.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	30	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	40	Notes to the financial statements.
Board Approval of	49
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Class A
Actual	$ 1,000.00	$ 1,049.40	$ 5.88
HypotheticalA	$ 1,000.00	$ 1,019.20	$ 5.79
Class T
Actual	$ 1,000.00	$ 1,047.40	$ 6.94
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 6.84
Class B
Actual	$ 1,000.00	$ 1,045.30	$ 9.99
HypotheticalA	$ 1,000.00	$ 1,015.16	$ 9.85
Class C
Actual	$ 1,000.00	$ 1,044.90	$ 9.64
HypotheticalA	$ 1,000.00	$ 1,015.51	$ 9.50
Strategic Dividend & Income
Actual	$ 1,000.00	$ 1,050.00	$ 4.09
HypotheticalA	$ 1,000.00	$ 1,020.94	$ 4.03
Institutional Class
Actual	$ 1,000.00	$ 1,050.80	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.15%
Class T	1.36%
Class B	1.96%
Class C	1.89%
Strategic Dividend & Income	.80%
Institutional Class	.83%

5 Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2006
(excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Honeywell International, Inc.	2.1	2.0
General Electric Co.	2.1	1.8
American International Group, Inc.	2.1	2.5
JPMorgan Chase & Co.	1.3	0.9
Exxon Mobil Corp.	1.2	1.7
El Paso Corp. 4.99%	1.1	1.1
Flextronics International Ltd. 1% 8/1/10	1.0	0.6
AT&T, Inc.	1.0	0.6
Vishay Intertechnology, Inc. 3.625% 8/1/23	1.0	0.5
Pfizer, Inc.	1.0	0.6
	13.9
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	30.8	32.8
Information Technology	11.9	9.5
Energy	11.6	11.9
Industrials	10.8	9.7
Consumer Discretionary	8.7	9.1

Semiannual Report 6

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Corporate Bonds 14.7%
	Principal	Value (Note 1)
	Amount
Convertible Bonds – 14.4%

CONSUMER DISCRETIONARY – 1.3%
Hotels, Restaurants & Leisure 0.7%
Carnival Corp. 1.132% 4/29/33 (d)	$ 5,820,000	$ 3,761,350
Six Flags, Inc. 4.5% 5/15/15	3,300,000	4,884,000
		8,645,350
Media – 0.6%
Charter Communications, Inc.:
5.875% 11/16/09 (f)	700,000	507,570
5.875% 11/16/09	10,160,000	7,367,016
		7,874,586

TOTAL CONSUMER DISCRETIONARY		16,519,936

CONSUMER STAPLES 0.0%
Food & Staples Retailing – 0.0%
Nash-Finch Co. 1.6314% 3/15/35 (d)	1,520,000	577,159

ENERGY 2.4%
Energy Equipment & Services – 1.3%
Grey Wolf, Inc. 4.94% 4/1/24 (g)	2,300,000	3,244,380
Halliburton Co. 3.125% 7/15/23	4,260,000	8,589,907
Maverick Tube Corp. 1.875% 11/15/25	3,000,000	4,065,000
		15,899,287
Oil, Gas & Consumable Fuels – 1.1%
Chesapeake Energy Corp.:
2.75% 11/15/35 (f)	5,000,000	5,219,000
2.75% 11/15/35	4,700,000	4,905,860
McMoRan Exploration Co. 6% 7/2/08	3,000,000	3,896,670
		14,021,530

TOTAL ENERGY		29,920,817

FINANCIALS – 0.5%
Consumer Finance – 0.5%
American Express Co.:
1.85% 12/1/33 (d)(f)	1,800,000	1,865,340
1.85% 12/1/33 (d)	3,850,000	3,989,755
		5,855,095

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Convertible Bonds continued

HEALTH CARE – 1.2%
Biotechnology – 0.4%
Amgen, Inc. 0.375% 2/1/13 (f)	$ 5,000,000	$ 4,786,750
Life Sciences Tools & Services – 0.8%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	995,000	1,638,367
2.5% 10/1/23	2,400,000	3,951,840
Serologicals Corp.:
4.75% 8/15/33 (f)	770,000	1,621,543
4.75% 8/15/33	1,500,000	3,158,850
		10,370,600

TOTAL HEALTH CARE		15,157,350

INDUSTRIALS – 1.7%
Aerospace & Defense – 0.1%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,010,210
Airlines – 0.2%
US Airways Group, Inc. 7% 9/30/20 (f)	1,140,000	2,492,758
Commercial Services & Supplies – 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,107,700
Construction & Engineering – 0.2%
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	3,066,900
Electrical Equipment – 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	2,074,000
Industrial Conglomerates – 0.5%
Tyco International Group SA yankee 3.125% 1/15/23 .	5,310,000	6,779,808
Marine – 0.4%
OMI Corp. 2.875% 12/1/24	6,300,000	5,586,840

TOTAL INDUSTRIALS		22,118,216

INFORMATION TECHNOLOGY – 6.9%
Communications Equipment – 2.1%
CIENA Corp. 0.25% 5/1/13	1,560,000	1,426,152
Comverse Technology, Inc. 0% 5/15/23	2,000,000	2,627,600
Finisar Corp. 2.5% 10/15/10	6,920,000	9,826,400
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	5,068,750
Juniper Networks, Inc. 0% 6/15/08	7,260,000	7,294,122
		26,243,024

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 0.6%
Hutchinson Technology, Inc. 2.25% 3/15/10	$ 3,000,000	$ 2,843,580
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,664,171
SanDisk Corp. 1% 5/15/13	3,000,000	2,827,500
		7,335,251
Electronic Equipment & Instruments – 2.1%
Coherent, Inc. 2.75% 3/1/11 (f)	1,110,000	1,190,841
Flextronics International Ltd. 1% 8/1/10	13,420,000	12,732,896
Vishay Intertechnology, Inc. 3.625% 8/1/23	11,560,000	12,066,328
		25,990,065
Internet Software & Services – 0.4%
aQuantive, Inc. 2.25% 8/15/24	2,800,000	5,628,000
IT Services – 0.5%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)	1,240,000	1,630,228
4.125% 8/15/23	3,470,000	4,562,009
		6,192,237
Semiconductors & Semiconductor Equipment – 1.2%
Amkor Technology, Inc. 2.5% 5/15/11 (f)	2,000,000	1,849,440
EMCORE Corp. 5% 5/15/11	1,000,000	1,322,500
Intel Corp. 2.95% 12/15/35	2,000,000	1,658,860
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	5,467,566
1.875% 12/15/25 (f)	1,250,000	1,321,425
Photronics, Inc. 2.25% 4/15/08	3,000,000	3,581,310
		15,201,101

TOTAL INFORMATION TECHNOLOGY		86,589,678

TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.4%
Broadwing Corp. 3.125% 5/15/26 (f)	3,000,000	2,917,500
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,105,000
		5,022,500

TOTAL CONVERTIBLE BONDS		181,760,751

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount
Nonconvertible Bonds – 0.3%

FINANCIALS – 0.3%
Diversified Financial Services – 0.2%
Wachovia Capital Trust III 5.8% (g)	$ 2,000,000	$ 1,943,692
Thrifts & Mortgage Finance – 0.1%
Washington Mutual Preferred Funding Trust I
6.534% (f)(g)	2,000,000	1,922,120

TOTAL FINANCIALS		3,865,812

TOTAL CORPORATE BONDS
(Cost $180,705,621)		185,626,563

Common Stocks 68.2%
	Shares

CONSUMER DISCRETIONARY – 7.1%
Automobiles – 0.1%
General Motors Corp.	25,000	673,250
Hyundai Motor Co.	7,000	539,145
Renault SA	3,000	344,905
		1,557,300
Diversified Consumer Services – 0.4%
Apollo Group, Inc. Class A (a)	7,000	366,170
Coinmach Service Corp. unit	156,800	2,684,416
Service Corp. International (SCI)	188,600	1,506,914
		4,557,500
Hotels, Restaurants & Leisure 1.0%
Centerplate, Inc. unit	318,800	4,479,140
Gaylord Entertainment Co. (a)	31,000	1,358,420
McDonald’s Corp.	110,800	3,675,236
Starwood Hotels & Resorts Worldwide, Inc.	53,000	3,238,300
Tim Hortons, Inc.	1,500	39,675
		12,790,771
Household Durables – 0.4%
Sony Corp. sponsored ADR	74,000	3,342,580
Whirlpool Corp.	17,000	1,528,640
		4,871,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail 0.2%
Coldwater Creek, Inc. (a)	60,000	$ 1,542,000
Expedia, Inc. (a)	23,750	337,488
		1,879,488
Leisure Equipment & Products – 0.6%
Eastman Kodak Co.	278,000	6,702,580
Leapfrog Enterprises, Inc. Class A (a)(e)	25,000	256,250
		6,958,830
Media – 1.9%
CBS Corp. Class B	26,565	688,299
Clear Channel Communications, Inc.	25,500	785,400
Clear Channel Outdoor Holding, Inc. Class A	40,000	881,200
Comcast Corp. Class A (a)	142,000	4,562,460
Lamar Advertising Co. Class A (a)	49,000	2,671,480
Live Nation, Inc. (a)	15,650	356,820
News Corp. Class A	120,400	2,296,028
Sun TV Ltd.	397	10,379
The Walt Disney Co.	197,500	6,023,750
Time Warner, Inc.	115,900	1,994,639
Univision Communications, Inc. Class A (a)	89,000	3,199,550
Viacom, Inc. Class B (non-vtg.) (a)	11,565	436,579
		23,906,584
Multiline Retail – 0.9%
99 Cents Only Stores (a)	85,000	950,300
Family Dollar Stores, Inc.	66,000	1,648,680
Federated Department Stores, Inc.	70,000	5,098,100
KarstadtQuelle AG (a)(e)	40,000	1,113,028
Kohl’s Corp. (a)	28,000	1,503,320
Lotte Shopping Co. Ltd. GDR (a)(f)	46,000	816,500
Saks, Inc.	48,000	770,400
		11,900,328
Specialty Retail – 1.5%
Best Buy Co., Inc.	70,500	3,736,500
Casual Male Retail Group, Inc. (a)	60,000	585,000
Charlotte Russe Holding, Inc. (a)	40,000	849,200
Circuit City Stores, Inc.	26,200	787,310
Eddie Bauer Holdings, Inc. (a)	20,000	300,000
Gymboree Corp. (a)	74,000	2,618,860
Home Depot, Inc.	136,100	5,188,132
Lithia Motors, Inc. Class A (sub. vtg.)	15,000	480,000

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Maidenform Brands, Inc.	3,500	$ 43,400
Office Depot, Inc. (a)	14,000	581,980
OfficeMax, Inc.	10,000	413,300
Pier 1 Imports, Inc.	30,000	254,700
Staples, Inc.	60,000	1,409,400
TJX Companies, Inc.	20,000	474,200
Too, Inc. (a)	30,000	1,230,000
		18,951,982
Textiles, Apparel & Luxury Goods – 0.1%
Deckers Outdoor Corp. (a)	36,000	1,276,560
VF Corp.	7,000	440,510
		1,717,070

TOTAL CONSUMER DISCRETIONARY		89,091,073

CONSUMER STAPLES 3.3%
Beverages – 0.3%
Diageo PLC sponsored ADR	13,000	860,470
The Coca-Cola Co.	60,000	2,641,800
		3,502,270
Food & Staples Retailing – 1.0%
Carrefour SA	10,000	579,969
CVS Corp.	56,000	1,562,400
Kroger Co.	266,000	5,349,260
Safeway, Inc.	68,600	1,617,588
Wal-Mart Stores, Inc.	58,000	2,810,100
		11,919,317
Food Products 0.4%
B&G Foods, Inc. unit	156,900	2,416,260
McCormick & Co., Inc. (non-vtg.)	47,000	1,619,150
Nestle SA (Reg.)	4,000	1,193,417
		5,228,827
Household Products – 0.7%
Colgate-Palmolive Co.	145,900	8,803,606
Personal Products 0.5%
Alberto-Culver Co.	11,000	511,610
Avon Products, Inc.	191,000	6,054,700
		6,566,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)

CONSUMER STAPLES – continued
Tobacco 0.4%
Altria Group, Inc.	77,300	$ 5,592,655

TOTAL CONSUMER STAPLES		41,612,985

ENERGY 7.0%
Energy Equipment & Services – 2.8%
BJ Services Co.	52,800	1,935,120
FMC Technologies, Inc. (a)	31,000	2,068,940
GlobalSantaFe Corp.	33,800	2,032,394
Halliburton Co.	135,200	10,084,568
National Oilwell Varco, Inc. (a)	130,514	8,621,755
Pride International, Inc. (a)	108,000	3,493,800
Schlumberger Ltd. (NY Shares)	62,000	4,065,340
Smith International, Inc.	71,000	2,908,160
		35,210,077
Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	108,100	6,463,299
ConocoPhillips	32,400	2,050,596
CONSOL Energy, Inc.	19,000	1,676,750
El Paso Corp.	157,000	2,444,490
EOG Resources, Inc.	20,000	1,313,200
Exxon Mobil Corp.	257,300	15,672,143
Hess Corp.	17,000	2,550,000
Hugoton Royalty Trust	2,980	82,486
International Coal Group, Inc. (a)	47,500	419,425
Massey Energy Co.	45,000	1,679,400
Occidental Petroleum Corp.	31,000	3,071,790
OMI Corp.	50,000	932,000
Quicksilver Resources, Inc. (a)	108,450	3,803,342
Teekay Shipping Corp.	142,050	5,291,363
Ultra Petroleum Corp. (a)	11,000	633,050
Valero Energy Corp.	63,000	3,865,050
XTO Energy, Inc.	45,000	1,854,900
		53,803,284

TOTAL ENERGY		89,013,361

FINANCIALS – 24.6%
Capital Markets 2.5%
Bear Stearns Companies, Inc.	8,200	1,096,750

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Capital Markets continued
Charles Schwab Corp.	157,000	$ 2,615,620
Investors Financial Services Corp.	34,000	1,487,160
KKR Private Equity Investors, L.P. Restricted Depositary Units (h)	36,000	866,520
Lehman Brothers Holdings, Inc.	14,800	985,828
Merrill Lynch & Co., Inc.	17,100	1,238,211
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	6,989,709
Morgan Stanley	92,000	5,485,040
Nomura Holdings, Inc.	117,000	2,304,900
State Street Corp.	83,000	5,154,300
TradeStation Group, Inc. (a)	75,000	1,043,250
UBS AG (NY Shares)	20,000	2,264,400
		31,531,688
Commercial Banks – 1.2%
Bank of China Ltd. (H Shares)	973,000	369,983
Kookmin Bank sponsored ADR	21,000	1,690,080
Mizuho Financial Group, Inc.	170	1,386,347
Standard Chartered PLC (United Kingdom)	25,000	613,844
UCBH Holdings, Inc.	68,600	1,212,848
Wachovia Corp.	136,884	7,323,294
Wells Fargo & Co.	40,800	2,707,896
		15,304,292
Consumer Finance – 0.2%
Capital One Financial Corp.	28,000	2,317,560
Diversified Financial Services – 3.1%
Bank of America Corp.	220,814	10,687,398
CBOT Holdings, Inc. Class A	300	31,338
Citigroup, Inc.	240,000	11,832,000
IntercontinentalExchange, Inc.	1,400	77,980
JPMorgan Chase & Co.	393,904	16,796,067
		39,424,783
Insurance – 4.7%
ACE Ltd.	150,200	7,775,854
American International Group, Inc.	427,000	25,961,600
Aspen Insurance Holdings Ltd.	50,000	1,083,500
Endurance Specialty Holdings Ltd.	18,000	549,900
Hartford Financial Services Group, Inc.	87,000	7,650,780
Hilb Rogal & Hobbs Co.	38,000	1,478,580
Montpelier Re Holdings Ltd.	20,000	311,600
Muenchener Rueckversicherungs Gesellschaft AG (Reg.)	6,500	881,009
Navigators Group, Inc. (a)	7,000	288,540

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Insurance – continued
PartnerRe Ltd.	68,000	$ 4,176,560
Platinum Underwriters Holdings Ltd.	58,700	1,581,378
Scottish Re Group Ltd.	35,000	679,700
Swiss Reinsurance Co. (Reg.)	12,000	843,600
W.R. Berkley Corp.	124,050	4,263,599
XL Capital Ltd. Class A	33,000	2,088,240
		59,614,440
Real Estate Investment Trusts 11.4%
Alexandria Real Estate Equities, Inc.	22,300	1,872,308
Annaly Mortgage Management, Inc.	50,000	650,000
Apartment Investment & Management Co. Class A	22,700	981,775
AvalonBay Communities, Inc.	37,960	4,035,148
Boston Properties, Inc.	72,714	6,155,240
CBL & Associates Properties, Inc.	117,940	4,412,135
CentraCore Properties Trust	41,700	1,009,974
Columbia Equity Trust, Inc.	99,000	1,502,820
Corporate Office Properties Trust (SBI)	41,400	1,635,300
Developers Diversified Realty Corp.	15,700	803,055
Duke Realty Corp.	176,188	5,979,821
Equity Lifestyle Properties, Inc.	61,360	2,647,684
Equity Office Properties Trust	211,710	7,124,042
Equity Residential (SBI)	193,380	8,528,058
Federal Realty Investment Trust (SBI)	11,200	765,856
General Growth Properties, Inc.	210,525	9,212,574
GMH Communities Trust	107,300	1,223,220
Health Care REIT, Inc.	21,100	715,079
Healthcare Realty Trust, Inc.	52,000	1,698,320
HomeBanc Mortgage Corp., Georgia	53,300	415,740
Host Hotels & Resorts, Inc.	352,145	7,067,550
Inland Real Estate Corp.	192,040	2,719,286
Innkeepers USA Trust (SBI)	36,200	561,824
Kilroy Realty Corp.	10,120	671,260
Kimco Realty Corp.	162,180	5,814,153
Longview Fibre Co.	6,000	153,240
Mission West Properties, Inc.	77,200	827,584
National Health Investors, Inc.	20,300	543,228
National Health Realty, Inc.	13,500	236,790
Newcastle Investment Corp.	27,700	681,420
Pan Pacific Retail Properties, Inc.	56,510	3,744,918
Pennsylvania (REIT) (SBI)	19,000	708,700

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

FINANCIALS – continued
Real Estate Investment Trusts continued
Plum Creek Timber Co., Inc.	4,580	$ 163,735
Potlatch Corp.	10,130	381,597
ProLogis Trust	194,565	9,621,239
Public Storage, Inc.	56,540	4,052,787
Rayonier, Inc.	33,620	1,307,482
Reckson Associates Realty Corp.	83,160	3,196,670
Shurgard Storage Centers, Inc. Class A	6,300	365,715
Simon Property Group, Inc.	88,910	7,079,903
SL Green Realty Corp.	46,200	4,583,502
Sovran Self Storage, Inc.	40,700	1,919,819
Tanger Factory Outlet Centers, Inc.	70,100	2,128,937
Taubman Centers, Inc.	26,700	1,038,630
Trizec Properties, Inc.	275,550	6,500,225
United Dominion Realty Trust, Inc. (SBI)	251,120	6,782,751
Ventas, Inc.	139,250	4,517,270
Vornado Realty Trust	59,050	5,308,005
		144,046,369
Thrifts & Mortgage Finance – 1.5%
Doral Financial Corp.	123,900	934,206
Fannie Mae	177,400	8,825,650
Freddie Mac	84,900	5,097,396
Golden West Financial Corp., Delaware	19,500	1,425,450
Hudson City Bancorp, Inc.	111,000	1,519,590
W Holding Co., Inc.	24,480	182,621
		17,984,913

TOTAL FINANCIALS		310,224,045

HEALTH CARE – 5.9%
Biotechnology – 0.8%
Alkermes, Inc. (a)	12,000	237,840
Alnylam Pharmaceuticals, Inc. (a)	105,000	1,552,950
Biogen Idec, Inc. (a)	38,300	1,785,929
Cephalon, Inc. (a)(e)	99,000	5,912,280
Neurocrine Biosciences, Inc. (a)	37,000	729,270
ONYX Pharmaceuticals, Inc. (a)	12,000	239,880
Theravance, Inc. (a)	9,100	217,672
		10,675,821
Health Care Equipment & Supplies – 1.2%
Aspect Medical Systems, Inc. (a)	15,000	294,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Baxter International, Inc.	200,600	$ 7,562,620
Boston Scientific Corp. (a)	82,000	1,695,760
C.R. Bard, Inc.	18,000	1,332,180
Cooper Companies, Inc.	8,000	378,800
Hologic, Inc. (a)	10,000	394,900
Inverness Medical Innovations, Inc. (a)	50,000	1,442,500
Medtronic, Inc.	30,500	1,539,945
Varian Medical Systems, Inc. (a)	5,000	234,500
		14,875,505
Health Care Providers & Services – 0.2%
American Retirement Corp. (a)	11,400	367,194
Chemed Corp.	19,000	1,023,150
HCA, Inc.	7,000	311,150
Healthspring, Inc.	2,100	35,154
UnitedHealth Group, Inc.	17,000	747,320
Visicu, Inc.	1,300	24,102
		2,508,070
Health Care Technology – 0.1%
Emdeon Corp. (a)	50,000	580,500
IMS Health, Inc.	10,000	269,800
WebMD Health Corp. Class A	21,800	855,650
		1,705,950
Life Sciences Tools & Services – 1.0%
Dionex Corp. (a)	15,000	807,900
Illumina, Inc. (a)	24,000	655,920
PerkinElmer, Inc.	43,000	896,980
Thermo Electron Corp. (a)	120,000	4,408,800
Varian, Inc. (a)	34,000	1,496,340
Waters Corp. (a)	101,000	4,206,650
		12,472,590
Pharmaceuticals – 2.6%
Allergan, Inc.	8,500	805,970
Bristol-Myers Squibb Co.	113,000	2,774,150
Johnson & Johnson	36,000	2,167,920
Merck & Co., Inc.	196,000	6,524,840
Pfizer, Inc.	509,000	12,042,940
Schering-Plough Corp.	178,600	3,404,116

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,000	$ 618,970
Wyeth	97,200	4,445,928
		32,784,834

TOTAL HEALTH CARE		75,022,770

INDUSTRIALS – 8.9%
Aerospace & Defense – 3.2%
EADS NV	27,900	994,112
General Dynamics Corp.	37,400	2,380,136
Goodrich Corp.	49,000	2,088,870
Hexcel Corp. (a)	172,000	3,539,760
Honeywell International, Inc.	652,300	26,861,712
Raytheon Co.	36,300	1,664,355
Rockwell Collins, Inc.	21,000	1,146,600
United Technologies Corp.	25,000	1,563,000
		40,238,545
Air Freight & Logistics – 0.1%
EGL, Inc. (a)	20,500	923,935
Airlines – 0.4%
ACE Aviation Holdings, Inc. Class A (a)	28,900	871,264
AirTran Holdings, Inc. (a)	95,000	1,168,500
JetBlue Airways Corp. (a)	55,000	573,100
Southwest Airlines Co.	79,100	1,273,510
UAL Corp. (a)	26,000	765,180
US Airways Group, Inc. (a)	10,500	490,350
		5,141,904
Building Products 0.5%
Goodman Global, Inc.	10,900	184,755
Masco Corp.	195,000	6,048,900
		6,233,655
Commercial Services & Supplies – 0.8%
Allied Waste Industries, Inc. (a)	140,000	1,670,200
Cendant Corp.	120,000	1,940,400
Cintas Corp.	42,000	1,779,120
Robert Half International, Inc.	65,200	2,675,808
The Brink’s Co.	38,000	2,088,100
		10,153,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Common Stocks continued
	Shares	Value (Note 1)

INDUSTRIALS – continued
Construction & Engineering – 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	20,000	$ 453,600
Fluor Corp.	38,100	3,339,846
Jacobs Engineering Group, Inc. (a)	15,000	1,170,450
		4,963,896
Electrical Equipment – 0.3%
ABB Ltd. sponsored ADR	85,000	1,072,700
Cooper Industries Ltd. Class A	13,000	1,157,780
Rockwell Automation, Inc.	30,000	2,048,400
		4,278,880
Industrial Conglomerates – 2.6%
General Electric Co.	774,200	26,524,092
Smiths Group PLC	76,000	1,260,638
Textron, Inc.	18,700	1,700,391
Tyco International Ltd.	150,800	4,088,188
		33,573,309
Machinery – 0.4%
Atlas Copco AB (A Shares)	12,000	325,467
Deere & Co.	39,000	3,338,400
Flowserve Corp. (a)	18,000	957,240
Watts Water Technologies, Inc. Class A	17,000	582,760
		5,203,867
Road & Rail 0.0%
Old Dominion Freight Lines, Inc. (a)	12,000	369,720
Trading Companies & Distributors – 0.1%
Interline Brands, Inc. (a)	45,000	1,095,300
Transportation Infrastructure 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	23,600	785,880

TOTAL INDUSTRIALS		112,962,519

INFORMATION TECHNOLOGY – 5.0%
Communications Equipment – 0.8%
Alcatel SA sponsored ADR (a)	105,000	1,393,350
Comverse Technology, Inc. (a)	22,000	495,440
Dycom Industries, Inc. (a)	55,000	1,184,700
Extreme Networks, Inc. (a)	100,000	444,000
Lucent Technologies, Inc. (a)	350,000	892,500
MasTec, Inc. (a)	70,000	900,900
Motorola, Inc.	55,000	1,159,950

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Nokia Corp. sponsored ADR	131,000	$ 2,812,570
Nortel Networks Corp. (a)	505,000	1,201,081
		10,484,491
Computers & Peripherals – 1.1%
Diebold, Inc.	22,000	935,220
EMC Corp. (a)	68,000	870,400
Hewlett-Packard Co.	305,900	9,905,042
Seagate Technology	100,500	2,346,675
		14,057,337
Electronic Equipment & Instruments – 0.9%
Agilent Technologies, Inc. (a)	102,100	3,562,269
Amphenol Corp. Class A	14,000	777,700
Avnet, Inc. (a)	5,000	110,400
Molex, Inc.	51,000	1,810,500
Symbol Technologies, Inc.	210,000	2,492,700
Vishay Intertechnology, Inc. (a)	127,000	2,063,750
		10,817,319
Internet Software & Services – 0.2%
eBay, Inc. (a)	19,500	639,795
Google, Inc. Class A (sub. vtg.) (a)	6,350	2,361,057
		3,000,852
IT Services – 0.4%
First Data Corp.	53,000	2,443,830
Infosys Technologies Ltd. sponsored ADR	6,000	423,600
Mastercard, Inc. Class A	20,000	898,800
Paychex, Inc.	24,000	881,040
Satyam Computer Services Ltd. sponsored ADR	10,000	321,700
		4,968,970
Office Electronics – 0.2%
Xerox Corp. (a)	97,000	1,331,810
Zebra Technologies Corp. Class A (a)	31,000	1,094,610
		2,426,420
Semiconductors & Semiconductor Equipment – 0.7%
Applied Materials, Inc.	45,000	760,950
Freescale Semiconductor, Inc. Class A (a)	51,500	1,587,745
Intel Corp.	20,000	360,400
Marvell Technology Group Ltd. (a)	27,000	1,287,090
Micron Technology, Inc. (a)	125,000	2,070,000
Samsung Electronics Co. Ltd.	1,480	949,147

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Spansion, Inc.	12,900	$ 232,587
Teradyne, Inc. (a)	50,000	778,500
Xilinx, Inc.	25,000	650,000
		8,676,419
Software 0.7%
BEA Systems, Inc. (a)	115,000	1,559,400
Electronic Arts, Inc. (a)	16,000	673,120
Macrovision Corp. (a)	35,000	788,900
Microsoft Corp.	37,400	847,110
NAVTEQ Corp. (a)	18,000	751,500
Oracle Corp. (a)	33,000	469,260
Symantec Corp. (a)	175,000	2,730,000
Ubisoft Entertainment SA (a)	15,000	769,404
		8,588,694

TOTAL INFORMATION TECHNOLOGY		63,020,502

MATERIALS 3.6%
Chemicals – 1.9%
Ashland, Inc.	37,000	2,312,500
Chemtura Corp.	85,100	836,533
Cytec Industries, Inc.	31,000	1,784,980
Dow Chemical Co.	29,000	1,156,230
E.I. du Pont de Nemours & Co.	138,600	5,894,658
Ecolab, Inc.	52,100	2,016,791
Georgia Gulf Corp.	28,000	902,440
Lyondell Chemical Co.	120,000	2,904,000
NOVA Chemicals Corp.	37,000	1,125,875
Praxair, Inc.	55,000	2,898,500
Rohm & Haas Co.	47,000	2,369,270
		24,201,777
Containers & Packaging – 0.5%
Ball Corp.	15,000	561,300
Owens Illinois, Inc. (a)	79,000	1,343,000
Packaging Corp. of America	84,400	1,797,720
Smurfit-Stone Container Corp. (a)	185,000	2,214,450
		5,916,470
Metals & Mining – 1.2%
Alcoa, Inc.	136,000	4,313,920

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)

MATERIALS – continued
Metals & Mining – continued
Allegheny Technologies, Inc.	19,000	$ 1,208,970
Freeport-McMoRan Copper & Gold, Inc. Class B	16,000	895,840
Mittal Steel Co. NV Class A (NY Shares)	55,000	1,813,900
Newmont Mining Corp.	95,800	4,995,970
Oregon Steel Mills, Inc. (a)	40,000	1,877,200
		15,105,800

TOTAL MATERIALS		45,224,047

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	479,700	12,500,982
CenturyTel, Inc.	48,689	1,740,632
Covad Communications Group, Inc. (a)	320,000	665,600
Embarq Corp. (a)	597	24,877
TELUS Corp.	29,000	1,206,084
Verizon Communications, Inc.	99,600	3,108,516
		19,246,691
Wireless Telecommunication Services – 0.7%
American Tower Corp. Class A (a)	90,000	2,787,300
Dobson Communications Corp. Class A (a)	50,000	429,500
Sprint Nextel Corp.	238,885	5,066,751
		8,283,551

TOTAL TELECOMMUNICATION SERVICES		27,530,242

UTILITIES – 0.6%
Electric Utilities – 0.2%
Exelon Corp.	15,000	849,150
PPL Corp.	50,600	1,506,362
Westar Energy, Inc.	20,000	426,200
		2,781,712
Independent Power Producers & Energy Traders – 0.2%
AES Corp. (a)	55,600	1,023,040
Mirant Corp. (a)	68,377	1,701,220
		2,724,260

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Common Stocks continued
	Shares	Value (Note 1)

UTILITIES – continued
Multi-Utilities – 0.2%
CMS Energy Corp. (a)	94,700	$ 1,215,948
PG&E Corp.	35,200	1,396,736
		2,612,684

TOTAL UTILITIES		8,118,656

TOTAL COMMON STOCKS
(Cost $769,371,365)		861,820,200

Preferred Stocks 12.8%

Convertible Preferred Stocks 4.5%

CONSUMER DISCRETIONARY – 0.2%
Hotels, Restaurants & Leisure 0.2%
Six Flags, Inc. 7.25% PIERS	82,700	1,955,855
Media – 0.0%
Emmis Communications Corp. Series A, 6.25%	10,100	461,550

TOTAL CONSUMER DISCRETIONARY		2,417,405

ENERGY 2.1%
Oil, Gas & Consumable Fuels – 2.1%
Chesapeake Energy Corp. 4.50%	15,000	1,392,150
El Paso Corp. 4.99% (f)	10,000	13,496,700
Valero Energy Corp. 2.00%	96,600	11,746,560
		26,635,410

FINANCIALS – 0.1%
Diversified Financial Services – 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,912,500
INDUSTRIALS – 0.2%
Road & Rail 0.2%
Kansas City Southern:
4.25%	1,370	1,217,478
5.125%	1,000	1,086,880
		2,304,358

MATERIALS 1.0%
Chemicals – 0.6%
Celanese Corp. 4.25%	252,600	7,383,498

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
Convertible Preferred Stocks continued

MATERIALS – continued
Containers & Packaging – 0.3%
Owens Illinois, Inc. 4.75%	113,510	$ 3,935,392
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	1,050	1,322,969

TOTAL MATERIALS		12,641,859

UTILITIES – 0.9%
Electric Utilities – 0.5%
AES Trust VII 6.00%	140,500	6,779,125
Independent Power Producers & Energy Traders – 0.4%
NRG Energy, Inc.:
4.00% (f)	3,900	4,700,592
Series A, 5.75%	1,000	252,760
		4,953,352

TOTAL UTILITIES		11,732,477

TOTAL CONVERTIBLE PREFERRED STOCKS		57,644,009
Nonconvertible Preferred Stocks 8.3%

CONSUMER DISCRETIONARY – 0.1%
Household Durables – 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	920,400
CONSUMER STAPLES 0.1%
Food Products 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,012,100
ENERGY 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Apache Corp. (depositary shares) Series B, 5.68%	9,875	934,669
FINANCIALS – 5.3%
Capital Markets 1.2%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	753,750
Series G, 5.49%	15,000	666,000
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	3,072,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Capital Markets continued
Goldman Sachs Group, Inc.: – continued
Series C, 4.9931%	40,000	$ 1,033,200
Lehman Brothers Holdings, Inc. (depositary shares) Series F,
6.50%	169,015	4,272,699
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	2,989,200
Morgan Stanley Capital Trust IV 6.60%	80,000	1,940,000
		14,726,849
Commercial Banks – 1.4%
ABN AMRO Capital Funding Trust V 5.90%	20,000	449,800
ABN Amro Capital Funding Trust VII 6.08%	40,400	932,028
Barclays Bank PLC Series 2, 6.625%	40,000	989,200
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,125,000
HSBC USA, Inc.:
Series F, 3.87%	160,000	4,121,600
Series G, 4.9175%	80,000	2,072,000
Series H, 6.50%	40,000	1,004,000
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,735,000
U.S. Bancorp, Delaware Series B, 5.56%	40,000	1,018,800
		17,447,428
Consumer Finance – 0.3%
SLM Corp.:
4.07%	10,000	1,035,000
Series A, 6.97%	43,400	2,321,900
		3,356,900
Diversified Financial Services – 0.1%
CIT Group, Inc. Series B, 5.189%	15,000	1,465,650
Insurance – 0.1%
AmerUs Group Co. 7.25%	40,000	1,010,000
MetLife, Inc. Series A, 4.39%	40,000	1,024,800
		2,034,800
Real Estate Investment Trusts 0.4%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,979,740
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,212,980
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	542,000
Vornado Realty Trust Series E, 7.00%	40,000	990,000
		5,724,720

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Thrifts & Mortgage Finance – 1.8%
Fannie Mae:
7.00%	42,200	$ 2,315,936
Series H, 5.81%	69,200	3,197,040
Series L, 5.125%	90,900	3,840,525
Series N, 5.50%	71,650	3,181,260
Freddie Mac:
Series F, 5.00%	58,500	2,310,750
Series H, 5.10%	10,300	434,660
Series K, 5.79%	35,200	1,689,600
Series O, 5.81%	19,500	955,500
Series R, 5.70%	57,000	2,636,250
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,054,400
		22,615,921

TOTAL FINANCIALS		67,372,268

MATERIALS 0.1%
Chemicals – 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	787,050
Metals & Mining – 0.0%
Alcoa, Inc. 3.75%	6,400	460,800

TOTAL MATERIALS		1,247,850

UTILITIES – 2.6%
Electric Utilities – 2.3%
Alabama Power Co. 5.30%	88,600	2,067,924
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,031,250
Duquesne Light Co. 6.50%	106,050	5,376,735
Entergy Louisiana LLC 6.95% (f)	7,500	750,000
FPL Group Capital Trust I 5.875%	20,000	454,000
Heco Capital Trust III 6.50%	12,000	301,200
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	348,985
Series B, 5.50%	61,900	1,386,560
Series D 5.00%	69,200	1,453,200
PPL Electric Utilities Corp. 6.25%	80,000	1,956,000
Southern California Edison Co.:
4.78%	46,500	956,505

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Preferred Stocks continued
	Shares	Value (Note 1)
Nonconvertible Preferred Stocks continued

UTILITIES – continued
Electric Utilities – continued
Southern California Edison Co.: – continued
5.349%	40,000	$ 4,000,000
6.125%	30,000	3,045,000
Series B, 4.08%	27,271	518,149
Series C:
4.24%	94,600	1,811,590
6.00%	20,000	1,870,000
Series D, 4.32%	70,000	1,351,000
		28,678,098
Multi-Utilities – 0.3%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,497,335
San Diego Gas & Electric Co. 1.70%	67,548	1,752,026
		4,249,361

TOTAL UTILITIES		32,927,459

TOTAL NONCONVERTIBLE PREFERRED STOCKS		104,414,746

TOTAL PREFERRED STOCKS
(Cost $151,325,497)		162,058,755

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 4.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.03% (b)	56,869,836	$ 56,869,836
Fidelity Securities Lending Cash Central Fund,
5.09% (b)(c)	3,248,350	3,248,350
TOTAL MONEY MARKET FUNDS
(Cost $60,118,186)		60,118,186

TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $1,161,520,669)		1,269,623,704

NET OTHER ASSETS – (0.5)%		(5,966,283)
NET ASSETS 100%		$ 1,263,657,421

Security Type Abbreviations
PIERS	—	Preferred Income Equity
Redeemable Securities

TIDES	—	Term Income Deferred
Equity Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.

(e) Security or a portion of the security is on
loan at period end.

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $64,105,234 or
5.1% of net assets.

(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(h) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $866,520 or
0.1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 28

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost

KKR Private
Equity Investors,
L.P. Restricted
Depositary Units	5/3/06	$ 900,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$ 1,054,096
Fidelity Securities Lending Cash Central Fund	42,414
Total	$ 1,096,510

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

AAA,AA,A	1.5%
BBB	1.3%
BB	3.4%
B	3.4%
CCC,CC,C	1.6%
Not Rated	3.5%
Equities	81.0%
Short Term Investments and Net
Other Assets	4.3%
100.0%

We have used ratings from Moody’s Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
		May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $3,263,042) See accompanying
schedule:
Unaffiliated issuers (cost $1,101,402,483)	$1,209,505,518
Affiliated Central Funds (cost $60,118,186)	60,118,186
Total Investments (cost $1,161,520,669)		$1,269,623,704
Cash		70
Receivable for investments sold		1,579,724
Receivable for fund shares sold		1,907,302
Dividends receivable		1,709,903
Interest receivable		1,193,044
Prepaid expenses		2,263
Other receivables		11,885
Total assets		1,276,027,895

Liabilities
Payable for investments purchased	$ 5,416,900
Payable for fund shares redeemed	2,719,673
Accrued management fee	606,653
Distribution fees payable	119,233
Other affiliated payables	229,820
Other payables and accrued expenses	29,845
Collateral on securities loaned, at value	3,248,350
Total liabilities		12,370,474

Net Assets		$ 1,263,657,421
Net Assets consist of:
Paid in capital		$1,125,081,398
Undistributed net investment income		4,442,344
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		26,021,608
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		108,112,071
Net Assets		$ 1,263,657,421

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Assets and Liabilities continued
May 31, 2006 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($51,714,497 ÷ 4,117,944 shares)	$ 12.56

Maximum offering price per share (100/94.25 of $12.56)	$ 13.33
Class T:
Net Asset Value and redemption price per share
($96,538,937 ÷ 7,696,241 shares)	$ 12.54

Maximum offering price per share (100/96.50 of $12.54)	$ 12.99
Class B:
Net Asset Value and offering price per share
($20,480,823 ÷ 1,636,295 shares)A	$ 12.52

Class C:
Net Asset Value and offering price per share
($61,205,772 ÷ 4,888,819 shares)A	$ 12.52

Strategic Dividend & Income:
Net Asset Value, offering price and redemption price per
share ($1,022,461,679 ÷ 81,185,579 shares)	$ 12.59

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($11,255,713 ÷ 894,303 shares)	$ 12.59

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Statements continued

Statement of Operations
	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 11,482,830
Interest		2,378,855
Income from affiliated Central Funds		1,096,510
Total income		14,958,195

Expenses
Management fee	$ 3,219,450
Transfer agent fees	1,075,540
Distribution fees	665,761
Accounting and security lending fees	196,599
Independent trustees’ compensation	2,150
Custodian fees and expenses	26,709
Registration fees	98,507
Audit	25,208
Legal	12,734
Miscellaneous	6,446
Total expenses before reductions	5,329,104
Expense reductions	(47,597)	5,281,507

Net investment income (loss)		9,676,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,108,832
Foreign currency transactions	(2,727)
Total net realized gain (loss)		28,106,105
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred
foreign taxes of $323)	9,431,939
Assets and liabilities in foreign currencies	9,359
Total change in net unrealized appreciation
(depreciation)		9,441,298
Net gain (loss)		37,547,403
Net increase (decrease) in net assets resulting from
operations		$ 47,224,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,676,688	$ 14,989,949
Net realized gain (loss)	28,106,105	18,712,281
Change in net unrealized appreciation (depreciation) .	9,441,298	59,561,296
Net increase (decrease) in net assets resulting
from operations	47,224,091	93,263,526
Distributions to shareholders from net investment income .	(8,360,011)	(14,194,615)
Distributions to shareholders from net realized gain	(10,685,908)	—
Total distributions	(19,045,919)	(14,194,615)
Share transactions - net increase (decrease)	239,305,650	335,336,361
Total increase (decrease) in net assets	267,483,822	414,405,272

Net Assets
Beginning of period	996,173,599	581,768,327
End of period (including undistributed net investment
income of $4,442,344 and undistributed net invest-
ment income of $3,125,667, respectively)	$ 1,263,657,421	$ 996,173,599

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class A

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.18	$ 11.09	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.18	.16
Net realized and unrealized gain (loss)	.51	1.10	1.04
Total from investment operations	.60	1.28	1.20
Distributions from net investment income	(.09)	(.19)	(.11)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.22)	(.19)	(.11)
Net asset value, end of period	$ 12.56	$ 12.18	$ 11.09
Total ReturnB,C,D	4.94%	11.63%	12.01%
Ratios to Average Net AssetsG
Expenses before reductions	1.15%A	1.16%	1.20%A
Expenses net of fee waivers, if any	1.15%A	1.16%	1.20%A
Expenses net of all reductions	1.14%A	1.13%	1.17%A
Net investment income (loss)	1.49%A	1.60%	1.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,714	$ 38,886	$ 21,985
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class T

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.17	$ 11.08	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.16	.13
Net realized and unrealized gain (loss)	.49	1.09	1.04
Total from investment operations	.57	1.25	1.17
Distributions from net investment income	(.07)	(.16)	(.09)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.20)	(.16)	(.09)
Net asset value, end of period	$ 12.54	$ 12.17	$ 11.08
Total ReturnB,C,D	4.74%	11.43%	11.75%
Ratios to Average Net AssetsG
Expenses before reductions	1.36%A	1.38%	1.45%A
Expenses net of fee waivers, if any	1.36%A	1.38%	1.45%A
Expenses net of all reductions	1.35%A	1.35%	1.42%A
Net investment income (loss)	1.28%A	1.38%	1.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 96,539	$ 79,920	$ 36,526
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Class B

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.14	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.09	.09
Net realized and unrealized gain (loss)	.51	1.09	1.03
Total from investment operations	.55	1.18	1.12
Distributions from net investment income	(.04)	(.10)	(.06)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.17)	(.10)	(.06)
Net asset value, end of period	$ 12.52	$ 12.14	$ 11.06
Total ReturnB,C,D	4.53%	10.73%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.96%A	1.96%	1.99%A
Expenses net of fee waivers, if any	1.96%A	1.95%	1.95%A
Expenses net of all reductions	1.96%A	1.93%	1.92%A
Net investment income (loss)	.67%A	.81%	.92%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,481	$ 19,744	$ 13,457
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Class C

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004F
Selected Per Share Data
Net asset value, beginning of period	$ 12.15	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.10	.09
Net realized and unrealized gain (loss)	.49	1.09	1.03
Total from investment operations	54	1.19	1.12
Distributions from net investment income	(.04)	(.10)	(.06)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.17)	(.10)	(.06)
Net asset value, end of period	$ 12.52	$ 12.15	$ 11.06
Total ReturnB,C,D	4.49%	10.85%	11.24%
Ratios to Average Net AssetsG
Expenses before reductions	1.89%A	1.90%	1.94%A
Expenses net of fee waivers, if any	1.89%A	1.90%	1.94%A
Expenses net of all reductions	1.88%A	1.87%	1.92%A
Net investment income (loss)	.75%A	.86%	.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61,206	$ 49,713	$ 28,795
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period December 23, 2003 (commencement of operations) to November 30, 2004.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Financial Highlights Strategic Dividend & Income

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 12.22	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.22	.19
Net realized and unrealized gain (loss)	.49	1.11	1.04
Total from investment operations	.61	1.33	1.23
Distributions from net investment income	(.11)	(.22)	(.12)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.24)	(.22)	(.12)
Net asset value, end of period	$ 12.59	$ 12.22	$ 11.11
Total ReturnB,C	5.00%	12.08%	12.32%
Ratios to Average Net AssetsF
Expenses before reductions	.80%A	.82%	.90%A
Expenses net of fee waivers, if any	.80%A	.82%	.90%A
Expenses net of all reductions	.80%A	.79%	.87%A
Net investment income (loss)	1.83%A	1.94%	1.98%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,022,462	$ 798,113	$ 476,032
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

38

Financial Highlights Institutional Class

	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004E
Selected Per Share Data
Net asset value, beginning of period	$ 12.21	$ 11.11	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.11	.22	.19
Net realized and unrealized gain (loss)	.50	1.10	1.04
Total from investment operations	.61	1.32	1.23
Distributions from net investment income	(.10)	(.22)	(.12)
Distributions from net realized gain	(.13)	—	—
Total distributions	(.23)	(.22)	(.12)
Net asset value, end of period	$ 12.59	$ 12.21	$ 11.11
Total ReturnB,C	5.08%	11.98%	12.38%
Ratios to Average Net AssetsF
Expenses before reductions	.83%A	.83%	.88%A
Expenses net of fee waivers, if any	.83%A	.83%	.88%A
Expenses net of all reductions	.82%A	.81%	.85%A
Net investment income (loss)	1.81%A	1.93%	2.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,256	$ 9,798	$ 4,973
Portfolio turnover rate	59%A	64%	66%A

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period December 23, 2003 (commencement of operations) to November 30, 2004.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Strategic Dividend & Income Fund (the fund) is a non diversified fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Strategic Dividend & Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

40

1. Significant Accounting Policies continued
Security Valuation continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount

41 Semiannual Report

Notes to Financial Statements (Unaudited) continued

1. Significant Accounting Policies continued
Investment Transactions and Income continued

on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 141,201,267
Unrealized depreciation	(34,854,836)
Net unrealized appreciation (depreciation)	$ 106,346,431
Cost for federal income tax purposes	$ 1,163,277,273

Semiannual Report

42

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $525,119,991 and $323,586,668, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling

43 Semiannual Report

Notes to Financial Statements (Unaudited) continued

4. Fees and Other Transactions with Affiliates continued
Distribution and Service Plan continued

shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.25%	$ 58,324	$ 1,310
Class T	.25%	.25%	226,118	4,869
Class B	.75%	.25%	100,740	76,012
Class C	.75%	.25%	280,579	80,953
			$ 665,761	$ 163,144

Sales Load. FDC receives a front end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:
Retained
by FDC
Class A	$ 51,967
Class T	21,175
Class B*	16,949
Class C*	2,195
$ 92,286

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Strategic Dividend & Income. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Strategic Dividend & Income shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of

Semiannual Report

44

4. Fees and Other Transactions with Affiliates continued
Transfer Agent Fees continued

shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 62,929	.27*
Class T	104,737	.23*
Class B	33,525	.33*
Class C	73,292	.26*
Strategic Dividend & Income	790,871	.17*
Institutional Class	10,186	.20*
	$ 1,075,540

* Annualized

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,053 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,546 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

45 Semiannual Report

Notes to Financial Statements (Unaudited) continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $42,414.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $43,067 for the period. In addition, through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $2,217. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Strategic Dividend & Income	$ 2,313

Semiannual Report 46

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	May 31,	November 30,
	2006	2005
From net investment income
Class A	$ 302,922	$ 475,907
Class T	501,805	830,178
Class B	56,796	141,821
Class C	175,143	339,138
Strategic Dividend & Income	7,238,669	12,270,157
Institutional Class	84,676	137,414
Total	$ 8,360,011	$ 14,194,615
From net realized gain
Class A	$ 422,135	$ —
Class T	869,186	—
Class B	212,492	—
Class C	535,054	—
Strategic Dividend & Income	8,542,670	—
Institutional Class	104,371	—
Total	$ 10,685,908	$ —

47 Semiannual Report

Notes to Financial Statements (Unaudited) continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	May 31,	November 30,	May 31,	November 30,
	2006	2005	2006	2005
Class A
Shares sold	1,266,063	1,768,977	$ 15,957,380	$ 20,345,648
Reinvestment of distributions	46,254	30,595	568,557	349,961
Shares redeemed	(385,692)	(589,953)	(4,864,835)	(6,809,260)
Net increase (decrease)	926,625	1,209,619	$ 11,661,102	$ 13,886,349
Class T
Shares sold	1,529,926	3,882,259	$ 19,288,490	$ 44,416,238
Reinvestment of distributions	95,365	59,648	1,169,512	681,858
Shares redeemed	(496,251)	(669,970)	(6,266,282)	(7,729,006)
Net increase (decrease)	1,129,040	3,271,937	$ 14,191,720	$ 37,369,090
Class B
Shares sold	302,408	744,114	$ 3,804,055	$ 8,505,041
Reinvestment of distributions	17,365	9,782	211,816	111,311
Shares redeemed	(309,276)	(344,455)	(3,872,974)	(3,964,823)
Net increase (decrease)	10,497	409,441	$ 142,897	$ 4,651,529
Class C
Shares sold	1,070,248	2,014,501	$ 13,518,444	$ 23,123,712
Reinvestment of distributions	43,148	19,942	527,013	227,493
Shares redeemed	(316,553)	(545,060)	(3,983,012)	(6,287,937)
Net increase (decrease)	796,843	1,489,383	$ 10,062,445	$ 17,063,268
Strategic Dividend & Income
Shares sold	24,004,827	36,814,600	$305,621,020	$424,067,244
Reinvestment of distributions	1,137,228	944,881	14,027,264	10,819,574
Shares redeemed	(9,290,097)	(15,256,951)	(117,575,666)	(176,595,063)
Net increase (decrease)	15,851,958	22,502,530	$ 202,072,618	$ 258,291,755
Institutional Class
Shares sold	196,159	398,296	$ 2,489,477	$ 4,580,059
Reinvestment of distributions	6,735	5,438	82,855	62,299
Shares redeemed	(111,123)	(48,869)	(1,397,464)	(567,988)
Net increase (decrease)	91,771	354,865	$ 1,174,868	$ 4,074,370

Semiannual Report

48

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

49 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

50

51 Semiannual Report

Semiannual Report

52

53 Semiannual Report

Semiannual Report

54

55 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASDII-USAN-0706 1.802407.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 19, 2006